                                                               File No. 2-91214*
                                                                        811-1979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/
      Pre-Effective Amendment No.                                            / /
      Post-Effective Amendment No.  20                                       /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/
      Amendment No.   26                                                     /X/



                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT B

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
              Ronald L. Benedict, Second Vice President and Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


Registrant has heretofore registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 and on February 27, 1997 filed its Rule 24f-2 Notice for its most recent fiscal year.**.

It is proposed that this filing will become effective (check appropriate space):

      ___ immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485


      ___     60 days after filing pursuant to paragraph (a)(1) of Rule 485


       X      on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
      ___

If appropriate, check the following box:


      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Files No. 2-36591, 2-73471, 2-68456 and 2-78653.

** Certain contracts filed pursuant to Files No. 2-73471 and 2-68456 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is undeterminable. Pursuant to Rule 456(m) under the 1933 Act, no separate fee is being paid for the Guarantee.



                        OHIO NATIONAL VARIABLE ACCOUNT B


N-4 Item                   Caption in Prospectus
--------                   ---------------------

   1                       Cover Page

   2                       Glossary of Special Terms

   3                       Not applicable

   4                       Accumulation Unit Values

   5                       The Ohio National Companies

   6                       Deductions and Expenses

   7                       Description of Variable Annuity Contracts

   8                       Annuity Period

   9                       Death Benefit

   10                      Accumulation Period

   11                      Surrender and Partial Withdrawal

   12                      Federal Tax Status

   13                      Not applicable

   14                      Table of Contents

                           Caption in Statement of Additional Information
                           ----------------------------------------------

   15                      Cover Page

   16                      Table of Contents

   17                      Not applicable

   18                      Custodian
                           Independent Certified Public Accountants

   19                      See Prospectus (Distribution of Variable Annuity
                           Contracts)

   20                      Underwriter

   21                      Calculation of Money Market Subaccount Yield

                           Total Return

   22                      See Prospectus (Annuity Period)

   23                      Financial Statements

                           Caption in Part C
                           -----------------

   24                      Financial Statements and Exhibits

   25                      Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27                      Number of Contractowners

   28                      Indemnification

   29                      Principal Underwriter

   30                      Location of Accounts and Records

   31                      Not applicable

   32                      Not applicable

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS
                            FLEXIBLE PURCHASE PAYMENT
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                     OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                ONE FINANCIAL WAY
                             CINCINNATI, OHIO 45242
                            TELEPHONE (513) 794-6452

This prospectus offers multiple funded, flexible purchase payment, individual variable annuity contracts that provide for the accumulation of values and the payment of annuity benefits on a variable and/or fixed basis. Unless specifically stated otherwise, only provisions relating to the variable portion of the contracts are described in this prospectus. The fixed portion ("Guaranteed Accumulation Account") is briefly described in an appendix to the Statement of Additional Information.

Variable annuities are designed to provide lifetime annuity payments which will vary with the investment results of the investment vehicle chosen. The accumulation value of a contract will vary with the investment performance of Ohio National Fund, Inc. (the "Fund"), prior to the annuity payout date, and the amount of each annuity payment will vary with the Fund's investment performance subsequent to the commencement of annuity payments. There can be no assurance that the value of a contract during the years prior to the annuity payout date or the aggregate amount of annuity payments received after such date will equal or exceed the purchase payments made therefor.

The variable annuity contracts offered by this prospectus are designed for (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code, (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,
(3) individual retirement annuities qualifying for tax-deferred treatment under
Section 408 of the Code, (4) state and municipal deferred compensation plans and
(5) non-tax-qualified plans.

The minimum purchase payment is $25. Payments after the first payment may be made at any time. Generally the maximum purchase payment is $10,000 per year.

Purchase payments are allocated to one or more subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts in such portion as the contract owner may choose. VAA and VAB are separate accounts established by The Ohio National Life Insurance Company ("Ohio National Life"). The assets of VAA and VAB are invested in shares of the Fund, a mutual fund having 13 portfolios in which the contracts' assets may be invested: Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio, International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio, Aggressive Growth Portfolio, Core Growth Portfolio, Growth & Income Portfolio, S&P 500 Index Portfolio and Social Awareness Portfolio. (See the accompanying prospectus of the Fund which also contains information about other portfolios that are not available for the contracts offered herein.)

All or part of the contract's accumulation value may be withdrawn before the annuity payout date. Amounts withdrawn may be subject to federal income tax penalties, and a contingent deferred sales charge may be assessed equal to 7-3/4% of total purchase payments made during the 96 months immediately preceding the withdrawal, or 7-3/4% of the amount withdrawn, if less. After the first year, up to 10% of the accumulation value may be withdrawn each year without this charge. Exercise of contract rights may be subject to the terms of any qualified employee trust or annuity plan under which a contract is purchased. This prospectus contains no information concerning such trusts or plans. The contracts offered hereby may be revoked by the purchaser without penalty within 20 days of their delivery.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 1997. THE STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF VAA AND VAB ARE INCORPORATED HEREIN BY REFERENCE AND ARE AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING OHIO NATIONAL LIFE AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENTS OF ADDITIONAL INFORMATION IS ON PAGE 2.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT PROSPECTUS OF OHIO NATIONAL FUND, INC.

                                   MAY 1, 1997

                                TABLE OF CONTENTS

January 3, 1997............................................1
Fee Table..................................................3
Accumulation Unit Values (a)...............................5
     Financial Statements..................................8
The Ohio National Companies................................8
     Ohio National Life....................................8
     Ohio National Variable Accounts A and B ..............8
     Ohio National Fund, Inc...............................9
Distribution of Variable Annuity Contracts ................9
Deductions and Expenses...................................10
     Contingent Deferred Sales Charge ....................10
     Contract Administration Charge.......................10
     Deduction For Administrative Expenses ...............10
     Deduction For Risk Undertakings......................10
     Transfer Fee.........................................11
     Deduction For State Premium Tax......................11
     Fund Expenses........................................11
Description of Variable Annuity Contracts ................11
     20-Day Free Look.....................................11
     Accumulation Period..................................11
     Annuity Period.......................................14
     Contract Owner Inquiries.............................17
     Performance Data.....................................17
Federal Tax Status........................................18
Prior Contracts...........................................21
Accumulation Unit Values For Prior Contracts .............22
IRA Disclosure Statement..................................26

                       STATEMENT OF ADDITIONAL INFORMATION

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Transfer Limitations
Financial Statements for Ohio National Life and VAA or VAB
Appendix: Loans Under Tax-Sheltered Annuities (VAA only)
           Guaranteed Accumulation Account





                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD - The period prior to the annuity payout date and during the lifetime of the annuitant.

ACCUMULATION UNIT - A unit of measure used to determine the value of contracts during the accumulation period.

ACCUMULATION VALUE - The cash value of an annuity contract before the annuity payout date.

ANNUITANT - Any natural person who is to receive or is receiving annuity payments and upon whose continuation of life annuity payments with life contingencies depend.

ANNUITY PAYOUT DATE - The date on which annuity payments are to begin.

ANNUITY PAYMENTS - Periodic payments made to an annuitant pursuant to an annuity contract.

ANNUITY UNIT - A unit of measure used to determine the second and subsequent variable annuity payments and reflecting the investment performance of the Fund.

FUND SHARES - Shares of Ohio National Fund, Inc., or shares of another registered open-end investment company substituted therefor.

OWNER- During the lifetime of the designated annuitant and prior to the specified annuity payout date, the owner is the person in whose name the contract is registered. On and after the annuity payout date the annuitant becomes the owner. After the death of the annuitant, the beneficiary becomes the owner.

PURCHASE PAYMENTS - The amount of payments made by the owner or on his behalf under the annuity contract.

SETTLEMENT - The application of the accumulation value of an annuity contract under the settlement provisions contained therein.


SUBACCOUNT - The Equity subaccount, Money Market subaccount, Bond subaccount,
     Omni subaccount, International subaccount, Capital Appreciation subaccount, Small Cap subaccount, Global Contrarian subaccount, Aggressive Growth subaccount, Core Growth subaccount, Growth & Income subaccount, S&P 500 Index subaccount, Social Awareness subaccount or such other subaccounts as may be established under VAA or VAB.


VALUATION PERIOD - The period of time from one determination of accumulation unit and annuity unit values to their next determination. Such determination is made at the same time that the net asset value of Fund Shares is determined. See page 22 of the accompanying Fund prospectus.

1940 ACT - The Investment Company Act of 1940, as amended, or any similar successor federal legislation.

                                    FEE TABLE

CONTRACTOWNER TRANSACTION EXPENSES
Deferred Sales Load (as a percentage of
    lesser of payments made
    in the prior 8 yrs, or amount surrendered)                 7.75%
(Thereafter)                                                      0%
Exchange (transfer) Fee                                        $ 3(currently no charge for the first 4 transfers per year)
Annual Contract Fee                                            $30



VAA AND VAB ANNUAL EXPENSES (as a percentage
   of average account value)
Mortality and Expense Risk Fees***                  0.85%
Account Fees and Expenses                           0.25%
                                                    -----
Total VAA and VAB Annual Expenses                   1.10%

FUND ANNUAL EXPENSES (after fee waiver*) (as a percentage of the Fund's average net assets)

                                              MANAGEMENT         OTHER           TOTAL FUND
                                                 FEES           EXPENSES          EXPENSES
                                                 ----           --------          --------
Equity                                          0.55%            0.19%             0.74%
Money Market*                                   0.25%            0.19%             0.44%
Bond                                            0.60%            0.19%             0.79%
Omni                                            0.58%            0.19%             0.77%
International                                   0.90%            0.25%             1.15%
Capital Appreciation                            0.80%            0.17%             0.97%
Small Cap                                       0.80%            0.16%             0.96%
Global Contrarian                               0.90%            0.39%             1.29%
Aggressive Growth                               0.80%            0.21%             1.01%
Core Growth**                                   0.95%            0.60%             1.55%
Growth & Income**                               0.85%            0.55%             1.40%
S&P 500 Index**                                 0.40%            0.20%             0.60%
Social Awareness**                              0.60%            0.25%             0.85%

EXAMPLE - If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each subaccount, assuming 5% annual return:

                                            1 YEAR           3 YEARS           5 YEARS        10 YEARS
                                            ------           -------           -------        --------
Equity                                        $97             $135              $182             $226
Money Market*                                  94              126               167              194
Bond                                           98              136               185              232
Omni                                           98              136               184              230
International                                 101              147               203              269
Capital Appreciation                          100              142               194              250
Small Cap                                      99              141               193              249
Global Contrarian                             103              151               210              283
Aggressive Growth                             100              143               196              254
Core Growth**                                 105              158               N/A              N/A
Growth & Income**                             104              154               N/A              N/A
S&P 500 Index**                                96              131               N/A              N/A
Social Awareness**                             98              138               N/A              N/A

EXAMPLE - If you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                            1 YEAR           3 YEARS           5 YEARS         10 YEARS
                                            ------           -------           -------         --------
Equity                                        $20              $61              $105             $226
Money Market*                                  17               52                89              194
Bond                                           20               62               107              232
Omni                                           20               62               106              230
International                                  24               73               126              269
Capital Appreciation                           22               68               116              250
Small Cap                                      22               68               116              249
Global Contrarian                              25               78               133              283
Aggressive Growth                              22               69               118              254
Core Growth**                                  28               85               N/A              N/A
Growth & Income**                              26               81               N/A              N/A
S&P 500 Index**                                18               57               N/A              N/A
Social Awareness**                             21               64               N/A              N/A


The purpose of the above table is to help you to understand the costs and expenses that a variable annuity contractowner will bear directly or indirectly. THE EXAMPLE INCLUDED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the example are aggregate amounts for the total number of years indicated. Neither the table nor the example reflect any premium taxes that may be applicable to a contract, which currently range from 0% to 3.5%. The above table and example reflect only the charges for contracts currently offered by this prospectus and not other contracts that may be offered by Ohio National Life. For further details, see Deduction For State Premium Tax, page 11.


*For the Money Market Portfolio, management fees in excess of 0.25% are presently being waived by the Fund's investment adviser. Without the waiver, the Money Market Portfolio's Management Fee would be 0.30%, its Total Fund Annual Expenses would be 0.49%, and its expenses would total $97 for a $1,000 investment surrendered at the end of 1 year, $136 if surrendered at the end of 3 years, $183 if surrendered at the end of 5 years or $229 if surrendered at the end of 10 years. For a $1,000 contract not surrendered, the expenses without the waiver would be $20 for 1 year, $62 for 3 years, $106 for 5 years or $229 for 10 years.


**The "Other Expenses" (and, accordingly, the Total Fund Expenses) for the Core Growth, Growth & Income, S&P 500 Index and Social Awareness Portfolios are based on estimates.

***The Mortality and Expense risk fees may be changed at any time, but may not be increased to more than 1.55%.

                          ACCUMULATION UNIT VALUES (a)


EQUITY SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                   AT END OF YEAR
             -----------                     -----------------                 -----------                  ---------------
                  1987                         $14.617681                       $16.023258                     262,138
                  1988                          16.023258                        18.231104                     310,512
                  1989                          18.231104                        22.218759                     376,442
                  1990                          22.218759                        21.128705                     589,220
                  1991                          21.128705                        25.116964                     802,548
                  1992                          25.116964                        26.717609                   1,048,285
                  1993                          26.717609                        30.151694                   1,181,609
                  1994                          30.151694                        29.897240                   1,288,052
                  1995                          29.897240                        37.616119                   1,394,001
                  1996                          37.616119                        44.033562                   1,505,499



MONEY MARKET SUBACCOUNT OF VAA (b)

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1987                         $11.349655                       $11.931210                      38,917
                  1988                          11.931210                        12.642674                      28,514
                  1989                          12.642674                        13.616583                      53,959
                  1990                          13.616583                        14.530988                      92,671
                  1991                          14.530988                        15.168901                      58,620
                  1992                          15.168901                        15.479601                      42,940
                  1993                          15.479601                        15.731262                      50,340
                  1994                          15.731262                        16.181828                      69,638
                  1995                          16.181828                        16.904534                     130,218
                  1996                          16.904534                        17.584720                     175,232



BOND SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1987                         $13.680096                       $13.640773                      25,590
                  1988                          13.640773                        14.402246                      29,427
                  1989                          14.402246                        15.771471                      28,554
                  1990                          15.771471                        16.819063                      34,836
                  1991                          16.819063                        18.791755                      53,151
                  1992                          18.791755                        19.989232                      83,991
                  1993                          19.989232                        21.885503                     118,872
                  1994                          21.885503                        20.817057                     118,724
                  1995                          20.817057                        24.481177                     130,720
                  1996                          24.481177                        25.112262                     139,016



OMNI SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1987                         $13.758795                       $13.379880                     722,341
                  1988                          13.379880                        15.223726                     575,788
                  1989                          15.223726                        17.385702                     620,509
                  1990                          17.385702                        17.525899                     690,864
                  1991                          17.524899                        20.479652                     689,306
                  1992                          20.479652                        21.999497                     853,840
                  1993                          21.999497                        24.557054                   1,156,731
                  1994                          24.557054                        24.162172                   1,248,250
                  1995                          24.162172                        29.337035                   1,272,672
                  1996                          29.337035                        33.527373                   1,384,658

INTERNATIONAL SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1993(c)                      $10.000000                       $12.404596                     387,372
                  1994                          12.404596                        13.259582                   1,626,139
                  1995                          13.259582                        14.702847                   1,803,630
                  1996                          14.702847                        16.648702                   2,157,623



CAPITAL APPRECIATION SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995(c)                      $10.000000                       $11.370573                     126,633
                  1996                          11.370573                        13.018249                     379,717



SMALL CAP SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995(c)                      $10.000000                       $12.201273                     154,063
                  1996                          12.201273                        14.205207                     454,045



GLOBAL CONTRARIAN SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995(c)                      $10.000000                       $10.125502                       3,870
                  1996                          10.125502                        11.226306                      68,964



AGGRESSIVE GROWTH SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995(c)                      $10.000000                       $10.499375                       9,491
                  1996                          10.499375                        10.463801                     107,442



EQUITY SUBACCOUNT OF VAB

             YEAR ENDED                        UNIT VALUE AT                   UNIT VALUE AT                NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                  END OF YEAR                 AT END OF YEAR
             -----------                     -----------------                  -----------                 --------------
                  1987                         $14.969156                       $16.408525                     205,775
                  1988                          16.408525                        18.669469                     191,700
                  1989                          18.669469                        22.753001                     212,938
                  1990                          22.753001                        21.636728                     262,249
                  1991                          21.636728                        25.720884                     312,047
                  1992                          25.720884                        27.360011                     388,812
                  1993                          27.360011                        30.876667                     499,176
                  1994                          30.876667                        30.616106                     561,394
                  1995                          30.616106                        38.520577                     622,321
                  1996                          38.520577                        45.092323                     680,118
                  ----                          ---------                        ---------                     -------

MONEY MARKET SUBACCOUNT OF VAB (b)

             YEAR ENDED                        UNIT VALUE AT                   UNIT VALUE AT                NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                  END OF YEAR                 AT END OF YEAR
             -----------                     -----------------                  -----------                 --------------
                  1987                         $11.466470                       $12.032975                      35,985
                  1988                          12.032975                        12.750508                      10,731
                  1989                          12.750508                        13.732719                      28,714
                  1990                          13.732719                        14.654912                      37,310
                  1991                          14.654912                        15.298267                      38,997
                  1992                          15.298267                        15.611622                      15,107
                  1993                          15.611622                        15.865417                      10,933
                  1994                          15.865417                        16.319825                      43,614
                  1995                          16.319825                        17.048698                      43,415
                  1996                          17.048698                        17.734674                      83,494
                  ----                          ---------                        ---------                      ------



BOND SUBACCOUNT OF VAB

             YEAR ENDED                        UNIT VALUE AT                   UNIT VALUE AT                NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                  END OF YEAR                 AT END OF YEAR
             -----------                     -----------------                  -----------                 --------------
                  1987                         $12.659264                       $12.622887                      37,221
                  1988                          12.622887                        13.327541                      22,679
                  1989                          13.327541                        14.594592                      23,798
                  1990                          14.594592                        15.564009                      20,973
                  1991                          15.564009                        17.389500                      27,244
                  1992                          17.389500                        18.497622                      39,037
                  1993                          18.497622                        20.252393                      79,658
                  1994                          20.252393                        19.263675                      84,726
                  1995                          19.263675                        22.654830                      94,683
                  1996                          22.654830                        23.238374                     100,642
                  ----                          ---------                        ---------                     -------



OMNI SUBACCOUNT OF VAB

             YEAR ENDED                        UNIT VALUE AT                   UNIT VALUE AT                NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                  END OF YEAR                 AT END OF YEAR
             -----------                     -----------------                  -----------                 --------------
                  1987                         $13.684043                       $13.307185                     516,327
                  1988                          13.307185                        15.141013                     319,173
                  1989                          15.141013                        17.291232                     302,288
                  1990                          17.291232                        17.429676                     317,239
                  1991                          17.429676                        20.368389                     314,428
                  1992                          20.368389                        21.879988                     396,691
                  1993                          21.879988                        24.423644                     607,420
                  1994                          24.423644                        24.030898                     658,067
                  1995                          24.030898                        29.177631                     646,847
                  1996                          29.177631                        33.345205                     703,470
                  ----                          ---------                        ---------                     -------



INTERNATIONAL SUBACCOUNT OF VAB

             YEAR ENDED                        UNIT VALUE AT                   UNIT VALUE AT                NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                  END OF YEAR                 AT END OF YEAR
             -----------                     -----------------                  -----------                 --------------
                  1993(c)                      $10.000000                       $12.404596                     269,335
                  1994                          12.404596                        13.259582                     909,768
                  1995                          13.259582                        14.702847                     909,290
                  1996                          14.702847                        16.648702                   1,186,643
                  ----                          ---------                        ---------                   ---------



CAPITAL APPRECIATION SUBACCOUNT OF VAB

             YEAR ENDED                    UNIT VALUE AT                      UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                  1995(c)                      $10.000000                       $11.370573                     130,970
                  1996                          11.370573                        13.018249                     312,799
                  ----                          ---------                        ---------                     -------

SMALL CAP SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                 1995 (c)                     $10.000000                       $12.201273                      15,532
                 1996                          12.201273                        14.205207                     147,557
                 ----                          ---------                        ---------                     -------



GLOBAL CONTRARIAN SUBACCOUNT OF VAB

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                  1995 (c)                     $10.000000                       $10.125502                      10,852
                  1996                          10.125502                        11.226306                      60,596
                  ----                          ---------                        ---------                      ------



AGGRESSIVE GROWTH SUBACCOUNT OF VAB

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                  1995 (c)                     $10.000000                       $10.499375                       9,448
                  1996                          10.499375                        10.463801                      68,715
                  ----                          ---------                        ---------                      ------



(a) Current series of variable annuity contracts commenced September 10, 1984. For earlier series, see pages 21-26.
(b) The current annualized yield of the Money Market subaccount for the seven days ended on December 31, 1996, was 4.52%.
(c) International subaccount commenced on April 30, 1993. Capital Appreciation and Small Cap subaccounts commenced on March 31, 1995. Global Contrarian and Aggressive Growth subaccounts commenced on October 2, 1995.

FINANCIAL STATEMENTS
The complete financial statements of VAA or VAB, and of Ohio National Life, and the Independent Auditors' Reports thereon, may be found in the Statements of Additional Information for VAA and VAB.

                           THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE
Ohio National Life was organized under the laws of Ohio in 1909 as a stock life insurance company and became a mutual life insurance company in 1959. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $5.9 billion and equity in excess of $500 million. Its home office is located at One Financial Way, Cincinnati, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNTS A AND B
VAA and VAB were established in 1969 by Ohio National Life as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are, as provided in the contracts, credited to or charged against VAA or VAB without regard to other income, gains or losses of Ohio National Life. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of any other business conducted by Ohio National Life. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are general corporate obligations of Ohio National Life. Accordingly, all of Ohio National Life's assets are available to meet its obligations under the contracts. VAA and VAB are registered as unit investment trusts under the 1940 Act.

The assets of each subaccount of VAA and VAB are invested at net asset value (without an initial sales charge) in shares of a corresponding portfolio of the
Fund: the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio (a flexible portfolio fund), International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio, Aggressive Growth Portfolio, Core Growth Portfolio, Growth & Income Portfolio, S&P Index Portfolio or Social Awareness Portfolio.
[/R]
                                       8

OHIO NATIONAL FUND, INC.
The Fund is a diversified, open-end, management investment company registered under the 1940 Act. The value of the Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in such investments to meet changes in economic conditions. The Fund receives investment advice, for a fee, from its investment adviser, Ohio National Investments, Inc., and from Societe Generale Asset Management Corp. (sub-adviser to the International and Global Contrarian Portfolios), T. Rowe Price Associates, Inc. (sub-adviser to the Capital Appreciation Portfolio), Founders Asset Management, Inc. (sub-adviser to the Small Cap Portfolio), Strong Capital Management, Inc. (sub-adviser to the Aggressive Growth Portfolio), Pilgrim Baxter & Associates, Ltd. (sub-adviser to the Core Growth Portfolio), and Robertson Stephens Investment Management, L.P. (sub-adviser to the Growth & Income Portfolio). For additional information concerning the Fund, including the investment objectives of each of its portfolios, see the attached Fund prospectus. Read the Fund prospectus carefully before investing. The Fund prospectus contains information about other portfolios that are not available for the contracts offered herein.


In addition to being offered to VAA and VAB, Fund shares are currently offered to other separate accounts of Ohio National Life in connection with variable annuity contracts and a separate account of Ohio National Life Assurance Corporation in connection with variable life insurance contracts. In the future, Fund shares may be offered to other insurance company separate accounts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. Although neither Ohio National Life nor the Fund currently foresees any such disadvantage, the Board of Directors of the Fund will monitor events in order to identify any material conflict between variable life and variable annuity contractowners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of VAA's and/or VAB's participation in the Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Fund; or (4) differences between voting instructions given by variable life and variable annuity contractowners.


VOTING RIGHTS
Ohio National Life shall vote Fund shares held in VAA and VAB at meetings of Fund shareholders in accordance with voting instructions received from contract owners. The number of Fund shares for which an owner is entitled to give instructions will be determined by Ohio National Life in the manner described below, not more than 90 days prior to the meeting of shareholders. Fund proxy material will be distributed to each owner together with appropriate forms for giving voting instructions. Fund shares held in VAA and VAB, for which no timely instructions are received, will be voted by Ohio National Life in proportion to the instructions which are received with respect to all contracts participating in VAA and VAB, respectively.


During the accumulation period, the number of Fund shares for which instructions may be given to Ohio National Life is determined by dividing the variable accumulation value of a subaccount of the contract by the net asset value of a share of the corresponding Fund portfolio as of the same date. During the annuity payment period, the number of Fund portfolio shares for which such instructions may be given is determined by dividing the actuarial liability for variable annuities in the course of payment by the net asset value of a Fund portfolio share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by Ohio National Life insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, registered under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONE, Inc.," another wholly-owned subsidiary of Ohio National Life), which is the principal underwriter of the contracts. Ohio

National Life pays ONE, Inc. 6.75% of purchase payments during the first contract year and 5.5% of purchase payments made after the contract has been in effect for more than a year. ONE, Inc. then pays a portion of that amount to ONESCO and the other broker dealers as compensation for their sales efforts. ONESCO and the other broker-dealers will remunerate their registered representatives from their own funds. Purchase payments on which no compensation is paid to registered representatives will not be included in amounts on which the sales compensation will be paid to ONE, Inc. To the extent that the amount of the contingent deferred sales charge received by Ohio National Life is not sufficient to recover the fee paid to ONE, Inc., any deficiency will be made up from Ohio National Life's general account assets which include, among other things, any profit from the mortality and expense risk charges.


                             DEDUCTIONS AND EXPENSES


CONTINGENT DEFERRED SALES CHARGE
No deduction for sales expense is made from purchase payments. A contingent deferred sales charge may be assessed by Ohio National Life when a contract is surrendered or a partial withdrawal is made to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. Such charge equals the lesser of (a) 7-3/4% of the total purchase payments made during the 96 months immediately preceding the surrender or partial withdrawal, or (b) 7-3/4% of the amount being surrendered or withdrawn. On or after the first contract anniversary, a partial withdrawal of not more than 10% of the accumulation value (as of the date the partial withdrawal is requested) may be made once each contract year without the imposition of the contingent deferred sales charge. The charge does not apply to surrenders or withdrawals from contracts issued in connection with Ohio National Life's executive officers' and directors' voluntary deferred compensation plan.



CONTRACT ADMINISTRATION CHARGE
Each year on the contract anniversary (or at the time of surrender of the contract), Ohio National Life will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expenses relating to the maintenance of the contract. Such charge is not designed to produce a profit and Ohio National Life does not expect to recover from such charge any amount in excess of accumulated administrative expenses. Ohio National Life guarantees not to change the contract administration charge. The charge is not made after the annuity payout date.


DEDUCTION FOR ADMINISTRATIVE EXPENSES
A deduction is made at the end of each valuation period equal to 0.25% on an annual basis of the contract value for administrative expenses. This deduction is not designed to produce a profit but to reimburse Ohio National Life for expenses incurred for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc., not covered by the contract administration charge.


DEDUCTION FOR RISK UNDERTAKINGS
Prior to the annuity payout date, Ohio National Life guarantees that the accumulation value of all contracts will not be affected by any excess of sales and administrative expenses over the deductions provided therefor. Ohio National Life also guarantees to pay a death benefit in the event of the annuitant's death prior to the annuity payout date (see Death Benefit, page 12). After the annuity payout date, Ohio National Life guarantees that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, Ohio National Life, in determining the accumulation unit values and the annuity unit values for each subaccount, makes a deduction from the applicable investment results equal to 0.85% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 1.55% on an annual basis. Although Ohio National Life views the risk charge as an indivisible whole, of the amount currently being deducted, it has estimated that a reasonable allocation would be 0.35% for mortality risk, and 0.5% for expense risk. Although Ohio National Life hopes to realize a profit from this charge, if the deduction is insufficient to cover the actual risk involved, the loss will fall on Ohio National Life; conversely, if the deduction proves more than sufficient, the excess will be a gain to Ohio National Life.


TRANSFER FEE
A transfer fee of $3 (which may be increased to $15) is made for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is effected. Currently, no fee is charged for the first four transfers each year.


DEDUCTION FOR STATE PREMIUM TAX
Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% the District of Columbia, 2.35% in California and 3.0% in Nevada. Normally, any such applicable taxes will not be deducted until annuity payments begin rather than being deducted from purchase payments.


FUND EXPENSES
There are deductions from, and expenses paid out of, the assets of the Fund. These are described in the attached Fund prospectus.

                    DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

20-DAY FREE LOOK
The contract owner may revoke the contract at any time until the end of 20 days after receipt of the contract and receive a refund of the entire purchase price. To revoke, the owner must return the contract to Ohio National Life within the 20 day period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the 20 day free look period.

ACCUMULATION PERIOD
PURCHASE PAYMENT PROVISIONS
The contracts provide for minimum purchase payments of $25 per payment and a maximum payment of $10,000 per year. (Larger total payments may be made with Ohio National Life's consent.) Subject to these limits, payments may be made at any time. Failure to make payments shall not constitute a default, but could result in involuntary termination (see Ohio National Life's Right to Terminate, page 12).

ACCUMULATION UNITS
Prior to the annuity payout date, the contract value is measured by accumulation units. Each purchase payment results in the crediting of accumulation units to the contract (see Crediting Accumulation Units, below). The number of accumulation units so credited remains constant but the dollar value of accumulation units will vary depending upon the investment results of the particular subaccount to which payments are allocated.


CREDITING ACCUMULATION UNITS
Completed application forms, together with a check for the first purchase payment, are forwarded to the home office of Ohio National Life for acceptance. Upon acceptance, a contract is issued to the contract owner, and the first purchase payment is then credited to the contract in the form of accumulation units. Initial purchase payments are credited not later than two business days after receipt if the application and all information necessary for processing the purchase payment are complete. If an application is not accepted within five business days, the purchase payment will be returned immediately to the applicant unless the applicant specifically consents to having Ohio National Life retain the purchase payment until the application is completed. After that, the purchase payment will be credited within two business days. Subsequent purchase payments are sent directly to the home office of Ohio National Life and are applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the value of the appropriate accumulation unit next computed after the payment is received at the home office of Ohio National Life.

ALLOCATION OF PURCHASE PAYMENTS
In the contract application, you may direct the allocation of your purchase payments among the subaccounts of VAA or VAB and the general account of Ohio National Life. The amount allocated to any subaccount or the general account must equal a whole percentage. The allocation of future purchase payments may be changed at any time upon written notice to the home office of Ohio National Life.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE
The accumulation unit value of each subaccount of VAA and VAB was set at $10 when the first payment for these contracts was allocated to each subaccount. The accumulation unit value for any subsequent valuation period is determined by multiplying the accumulation unit value for the immediately preceding valuation period by the net investment factor (described below) for such subsequent valuation period. The accumulation value is determined by multiplying the total number of accumulation units (for each subaccount) credited to the contract by the accumulation unit value (for such subaccount) for the valuation period for which the accumulation value is being determined.


NET INVESTMENT FACTOR
The net investment factor is a quantitative measure of the investment results of each subaccount of VAA and VAB. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting
(c) from the result, where:

 (a)  is -
     (1) the net asset value of a share in the appropriate portfolio of the Fund determined as of the end of a valuation period, plus
     (2) The per share amount of any dividends or other distributions declared for that portfolio by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
     (3) per share charge or credit for any taxes paid or reserved for which is determined by Ohio National Life to result from the maintenance or operation of that subaccount of VAA or VAB; (No federal income taxes are applicable under present law.)
(b) is the net asset value of a share in the appropriate portfolio of the Fund determined as the end of the preceding valuation period; and
(c) is the deduction for administrative and sales expenses and risk undertakings. (See Deduction for Administrative Expenses, page 10, and, Deduction for Risk Undertakings, page 10.)



OHIO NATIONAL LIFE'S RIGHT TO TERMINATE
Ohio National Life may, at its option, require surrender of a contract on any anniversary when the accumulation value is less than the lesser of (a) $1,000 or
(b) $250 times the number of years the contract has been in force. Such termination could have adverse tax consequences. (See Federal Tax Status, page 18.) Such termination will not be made on an individual retirement annuity (IRA) if a purchase payment has been made during the preceding two years, nor will it be made on an annuity funding a Section 403(b) salary reduction agreement.


SURRENDER AND PARTIAL WITHDRAWAL
Prior to the annuity payout date, the owner of a contract may surrender (totally withdraw the value of) his or her contract for its accumulation value or elect a partial (at least $100) withdrawal therefrom. These transactions may be subject to the contingent deferred sales charge described on page 10. Such charge is a percentage of the total amount withdrawn. For example, if a partial withdrawal of $100 is requested, Ohio National Life would pay you $100, but the total amount deducted from the accumulation value would be $108.40 (i.e., $108.40 x 7-3/4% = $8.40). Unless otherwise specified, the withdrawal will be made pro-rata from the values of each subaccount. The amount available for withdrawal is the sum of the subaccount values less the contingent deferred sales charge, if any. In the case of a complete surrender, the amount payable is also reduced by the amount of the contract administration charge. Payment by Ohio National Life shall be made within seven days from the date of receipt of the request for such payment except as it may be deferred under the circumstances described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. See Texas Optional Retirement Program, page 14, and Tax Deferred Annuities, page 19. For tax consequences of a surrender or withdrawal, see Federal Tax Status, page 18.


Occasionally Ohio National Life may receive a request for a surrender or partial withdrawal which includes contract values derived from purchase payments which have not cleared the banking system. Ohio National Life may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. Ohio National Life requires the return of the contract in the case of a complete surrender.

The right to withdraw may be suspended or the date of payment postponed (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange, as determined by the Securities and Exchange Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in the Fund is not reasonably practical, or it is not reasonably practical to determine the value of the Fund's net assets; or (3) or such other periods as the Commission may by order permit for the protection of security holders.


TRANSFERS AMONG SUBACCOUNTS
Contract values may be transferred from one subaccount to another upon the request of the owner. Transfers may be made at any time during the accumulation period. The amount of any such transfer must be at least $300 (or the entire value of the contract's interest in a subaccount, if less). Ohio National reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund in its or their discretion, believes that the portfolio might otherwise be damaged. After the annuity payout date, transfers among subaccounts can only be made once each calendar quarter. Such transfers may then be made without a transfer fee. (See Transfer Fee, page 11, and Transfers After Annuity Payout Date, page 16).


SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)
Ohio National Life administers a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300, (a) from any variable subaccount(s) to any other subaccount(s), including the Guaranteed Accumulation Account, or (b) from the Guaranteed Accumulation Account to any variable subaccount(s) if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of contract issue and the term of the DCA program does not exceed 2 years. For transfers from variable subaccounts, at least 12 transfers must be scheduled and the term of the DCA program may not exceed 5 years. No transfer fee is charged for DCA transfers. Ohio National Life may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving Ohio National Life written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Accumulation Account or from a fund with a stabilized net asset value, such as the Money Market subaccount, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a subaccount not having a stabilized net asset value, DCA will have the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer accumulation values from variable subaccounts to the General Accumulation Account, in anticipation of retirement, in order to reduce the risk of making a single transfer during a low market.

TELEPHONE TRANSFERS
If the contract owner first submits a pre-authorization form to Ohio National Life, transfers may be made by telephoning Ohio National Life, between 9:00 a.m. and 3:30 p.m. (Eastern time) on days that it is open for business, at 1-800-635-3225. Ohio National Life will honor pre-authorized telephone transfer instructions from anyone who is able to provide the personal identifying information requested, but reserves the right to refuse to honor any such request if that seems prudent. Telephone transfer requests will not be honored after the annuitant's death. Ohio National Life will use reasonable procedures to confirm that telephone instructions are genuine. (Otherwise, Ohio National Life may be liable for any losses due to unauthorized or fraudulent instructions.) A written confirmation will be sent following each telephone transfer.


DEATH BENEFIT

In the event of the death of the annuitant and any contingent annuitant prior to the annuity payout date, the contract provides a death benefit to be paid to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which written notice of death of the annuitant is received by Ohio National Life. It will be paid in one sum into an interest-bearing checking account established in the beneficiary's name with Bank One, Springfield, Illinois, unless the owner or beneficiary elects settlement under one or more of the settlement options provided in the contract. The checking account will bear interest based upon then current money market rates. The beneficiary will then be able to write checks against such account at any time and in any amount up to the total in the account. Such checks must be for a minimum of $250. The amount of death benefit is the accumulation value of the contract or, if greater, the total purchase payments made less any partial withdrawals.



OHIO NATIONAL LIFE EMPLOYEE DISCOUNT
Ohio National Life and its affiliated companies offer a credit on the purchase of contracts by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. Ohio National Life credits the Guaranteed Accumulation Account of the employee's contract in the foregoing amounts at the time of each payment made by the employee.



TEXAS STATE OPTIONAL RETIREMENT PROGRAM
Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, no surrender or partial withdrawal by a participant in the Program will be allowed until the first of these events occurs.



ANNUITY PERIOD

ANNUITY PAYOUT DATE
Annuity payments under a contract will begin on the annuity payout date. This date is selected by the owner at the time the contract is issued and must be at least 30 days after the contract date. It may be changed from time to time by the owner so long as the annuity payout date selected is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday; however, this restriction may be waived by mutual agreement between Ohio National Life and the owner.

The contracts include Ohio National Life's assurance that annuity payments will be paid for the lifetime of the annuitant in accordance with the annuity rates contained in the contract, regardless of actual mortality experience.

Once annuity payments commence, the contract cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary shall be entitled to surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS
The owner may elect one or more of the following annuity options, and may change such election anytime before the annuity payout date.

Option 1(a):      Life Annuity with installment payments for the lifetime
                  of the annuitant (under this option it is possible for the annuitant to receive only one payment; this could happen if the annuitant should die before receiving the second payment;
                  there is no residual value of the contract after annuitant's death).

Option 1(b):      Life Annuity with installment payments guaranteed for
                  five years and continuing thereafter during the remaining lifetime of the annuitant.

Option 1(c):      Life Annuity with installment payments guaranteed for
                  ten years and continuing thereafter during the remaining lifetime of the annuitant.

Option 1(d):      Installment Refund Life Annuity with payments guaranteed
                  for a period certain and continuing thereafter during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.


Option 1(e):      Installment Refund Annuity with payments guaranteed for a
                  fixed number (up to thirty) of years. This option is available for variable annuity payments only. Although the deduction for risk undertakings is taken from annuity unit values, Ohio
                  National Life has no mortality risk during the annuity payout period under this option.


Option 2(a):      Joint & Survivor Life Annuity with installment payments
                  during the lifetime of an annuitant and continuing during the lifetime of a designated contingent annuitant (under this option it is possible for the annuitant and contingent annuitant to receive only one payment; this could happen if both were to die before receiving the second payment).

Option 2(b):      Joint & Survivor Life Annuity with installment payments
                  guaranteed for ten years and continuing thereafter during the remaining lifetime of the annuitant or a designated contingent annuitant.

Unless the contract owner directs otherwise, as of the annuity payout date the contract values will be applied to provide annuity payments pro-rata from each subaccount in the same proportion as the contract values immediately prior to the annuity payout date.

If no election is in effect on the annuity payout date, the accumulation value of the contract will be applied under Option 1(c) (except that certain contracts might require a Joint and Survivor Annuity pursuant to the Pension Reform Act of 1974, as amended) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. Options 2(a) and 2(b) are available only with the consent of Ohio National Life if the contingent annuitant is not related to the annuitant.

Other settlement options are available as agreed to by Ohio National Life.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying the accumulation value for each subaccount in accordance with the settlement option tables contained in the contract. The rates contained in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. Contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes use annuity tables which do not vary with annuitant's sex. The accumulation value to be applied is determined at the end of a valuation period (selected by Ohio National Life and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount to be applied under an option is less than $5,000, the option shall not be available and accumulation value shall be paid in a single sum to the annuitant. If the first periodic payment under any option would be less than $25, Ohio National Life reserves the right to change the frequency of payments so that the first such payment is at least $25.



ANNUITY UNIT AND THE DETERMINATION OF SUBSEQUENT PAYMENTS

Subsequent variable annuity payments will vary to reflect the investment performance of each applicable subaccount. The amount of each subsequent payment is determined by annuity units. The number of annuity units for each subaccount is determined by dividing the dollar amount of the first annuity payment from each subaccount by the value of the subaccount annuity unit for the same valuation period used to determine the accumulation value of the contract applied to provide annuity payments. This number of annuity units remains fixed during the annuity payment period unless changed as provided below.

The annuity unit value for each subaccount was set at $10 for the valuation period as of which the first variable annuity payable from each subaccount of VAA and VAB was calculated. The annuity unit value for each subsequent valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (see page 12) for such subsequent valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each subsequent variable annuity payment is equal to the fixed number of annuity units for each subaccount multiplied by the value of the annuity unit for the valuation period.


The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would be level.


TRANSFERS AFTER ANNUITY PAYOUT DATE

After annuity payments have been made for at least 12 months, the annuitant can, once each 12 months, change the subaccount(s) on which variable annuity payments are based. On at least 30 days written notice to Ohio National Life at its home office, that portion of the periodic variable annuity payment directed by the annuitant will be changed to reflect the investment results of a different subaccount. The annuity payment immediately after such change will be the amount that would have been paid without such change. Subsequent payments will reflect the new mix of subaccount allocation.

OTHER CONTRACT PROVISIONS


ASSIGNMENT

Any amount payable in settlement of the contracts may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to any person other than Ohio National Life. To the extent permitted by law, no such amounts shall be subject in any way to any legal process to subject them to payment of any claims against an annuitant before the annuity payout date. A tax-qualified contract may not, but a non-tax-qualified contract may, be collaterally assigned before the annuity payout date. Ownership of a contract may not be transferred except to (1) the annuitant, (2) a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code, or (3) the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or (4) as otherwise permitted by laws and regulations governing plans for which the contract may be issued. Ownership of a non-tax-qualified contract may be transferred.


PERIODIC REPORTS
Ohio National Life will furnish each owner, once each calendar quarter prior to the annuity payout date, a statement showing the number of accumulation units credited to the contract by subaccount and the accumulation unit value of each unit as of the end of the preceding quarter. In addition, as long as the contract remains in effect, Ohio National Life will forward such periodic reports as may be furnished it by the Fund.



SUBSTITUTION FOR FUND SHARES
If investment in the Fund is no longer possible or in Ohio National Life's judgment becomes inappropriate to the purposes of the contract, Ohio National Life may substitute one or more other mutual funds. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. We may also add other investment portfolios of the Fund or of additional mutual funds as eligible investments of VAA or VAB.



CONTRACT OWNER INQUIRIES
Any questions from contract owners should be directed to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone (513) 794-6452.


PERFORMANCE DATA
Ohio National Life may advertise performance data for the various Fund portfolios showing the percentage change in the value of an accumulation unit based on the performance of the applicable portfolio over a period of time (usually a calendar year). Such percentage change is determined by dividing the increase (or decrease) in value for the unit by the accumulation unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges under the contract but will not reflect the deduction of any applicable contract administration charge or contingent deferred sales charge. The deduction of any applicable contract administration charge or contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Any such advertising will also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures will reflect the deduction of applicable contract administration charges and contingent deferred sales charges as well as applicable asset-based charges.

Ohio National Life may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.


Ohio National Life is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, the operations of Ohio National Life, VAA and VAB are not separately taxed as "regulated investment companies" under Subchapter M of the Code.

As to tax-qualified contracts, no federal income tax is payable under present law on dividend income or capital gains distributions from Fund Shares held in VAA or upon capital gains realized by VAA on redemption of Fund Shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the year of receipt.


The contracts described in this prospectus are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the accumulation value of the contract is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution (provided that the owner of a non-tax qualified contract must be a natural person for this purpose). With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the owner during the current tax year.


When annuity payments commence under the contract each payment is taxable under
Section 72 of the Code as ordinary income in the year of receipt if the annuitant has neither paid any portion of the purchase payments for the contract nor has previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once your "investment in the contract" is recovered, the entire portion of each annuity payment will be included in your taxable income.

If an election is made to receive the accumulated value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is (1) received on or after the taxpayer reaches age 59-1/2; (2) made to a beneficiary on or after the death of the annuitant; (3) attributable to the taxpayer's becoming disabled; (4) made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);
(5)
from a contract that is a qualified funding asset for purposes of a structured settlement; (6) made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity, or (7) incident to divorce. If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the contract owner may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.



TAX-DEFERRED ANNUITIES
Under the provisions of Section 403(b) of the Code, purchase payments made for annuity contracts purchased for employees by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate purchase payments plus any other amounts contributed to the purchase of a contract and toward benefits under qualified retirement plans do not exceed the exclusion allowance determined for the employee as set forth in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, pursuant to a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee (a) attains age 59-1/2, (b) separates from the employer's service, (c) dies, (d) becomes disabled as defined in the Code, or (e) incurs a financial hardship as defined in the Code. In the case of hardship, cash distributions may not exceed the amount of such purchase payments. These restrictions do not affect rights to transfer investments among the subaccounts and do not limit the availability of transfers between tax-deferred annuities.


QUALIFIED PENSION OR PROFIT-SHARING PLANS
Under present law, purchase payments made by an employer or trustee, pursuant to a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from gross income of the employee. The portion, if any, of the purchase payments made by the employee, or which is considered taxable income to the employee in the year such payments are made, constitutes an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

The Code requires that plans must prohibit any distribution to a plan participant prior to age 59-1/2, except in the event of death, total disability or separation from service. Distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70-1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59-1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. The taxpayer can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and thereafter no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another qualified plan in which the employee is a participant or into one of the types of individual retirement arrangements permitted under the Code. An employee's surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.


INDIVIDUAL RETIREMENT ANNUITIES (IRA)
Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person or the person's spouse is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $25,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $25,000-$35,000. For married couples filing jointly, the applicable dollar limitation is $40,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $40,000-$50,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $35,000 for individuals and $50,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $4,000.

Individuals are permitted to make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59-1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59-1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70-1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.


SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)
Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $9,500 for 1997. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION
Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding on annuity payments is required. However, recipients of annuity payments are allowed to elect not to have the tax withheld. Such an election may be revoked at any time with respect to annuity payments and thereafter withholding would commence. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.


                                 PRIOR CONTRACTS

ANNUAL PAYMENT VARIABLE ANNUITY
Prior to December 15, 1981, Ohio National Life, VAA and VAB issued Annual Payment Variable Annuity contracts, some of which by their terms remain active and under which payments may still be made. These contracts called for deductions from purchase payments in the following amounts:


                                                           DEDUCTION FOR       DEATH        TOTAL*
              PORTION OF TOTAL        DEDUCTION FOR       ADMINISTRATIVE      BENEFIT      COMBINED
              PURCHASE PAYMENTS       SALES EXPENSE           EXPENSE         PREMIUM     DEDUCTIONS
              -----------------       -------------           -------         -------     ----------
         First $10,000                    6.3%                 2.2%            0.5%          9.0%
         Next $15,000                     5.5%                 2.0%            0.5%          8.0%
         Next $25,000                     4.8%                 1.7%            0.5%          7.0%
         Next $50,000                     4.0%                 1.5%            0.5%          6.0%
         Balance over $100,000            3.3%                 1.2%            0.5%          5.0%

                                                                              *Plus 50(cent) per payment

These deductions are in lieu of any contingent deferred sales charge, contract administration charge and deduction for administrative expense as provided for in the contracts described in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 1.5% on an annual basis.


These prior contracts provide for annuity payments on a 3-1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity subaccounts of VAA and VAB and/or on a fixed-dollar guaranteed basis within the general assets of Ohio National Life with limited transfer privileges between such fixed-dollar accumulation and the Equity subaccount.


VARIABLE INTEREST ANNUITY
From July 15, 1981 until November 2, 1982 Ohio National Life and the Variable Interest Account, a separate account of Ohio National Life funded by the Money Market Portfolio of the Fund, issued Variable Interest Annuity contracts. Under the terms of these contracts, purchase payments can be continued until the annuity commencement date specified therein. These contracts are substantially the same as the contracts described in this prospectus except that there is no right to transfer the contract values to any other underlying funding media. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security offered by Ohio National Life. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 2% on an annual basis. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a contingent deferred sales charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY

From December 1, 1981 until November 2, 1982, Ohio National Life, VAA and VAB issued Flexible Payment Combination Annuity contracts. Under the terms of these contracts purchase payments can be continued until the annuity commencement date specified therein. These contracts are substantially the same as the contracts described in this prospectus except that values can be accumulated only in what now constitute the Equity subaccounts of VAA or VAB and/or within the general assets of Ohio National Life on a fixed-dollar guaranteed basis. A deduction is made at the end of each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. Such deduction may be decreased by Ohio National at any time and may be increased not more frequently than annually to not more than 1.75% on an annual basis. Although these contracts provide for limited transfer of values between the Equity subaccount and the general assets of Ohio National Life, such transfer is only permitted during the accumulation period.



MULTIPLE FUNDED COMBINATION ANNUITY
From November 2, 1982 to September 10, 1984, Ohio National Life, VAA and VAB issued Multiple Funded Combination Annuity contracts substantially the same as the contracts described in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market subaccount and a deduction therefor at the end of each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security offered by Ohio National Life. In addition, the rate for the contingent deferred sales charge for such prior contracts is 5% and the deduction for risk undertakings is 1.3%.


                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

                         ANNUAL PAYMENT VARIABLE ANNUITY


EQUITY SUBACCOUNT OF VAA

                 YEAR  ENDED                UNIT VALUE AT                    UNIT VALUE AT                     NUMBER OF UNITS
                 DECEMBER 31              BEGINNING OF YEAR                   END OF YEAR                      AT END OF YEAR
                 -----------              -----------------                   -----------                      --------------
                    1987                    $37.358517                        $40.991430                          70,260
                    1988                     40.991340                         46.658707                          63,667
                    1989                     46.685707                         56.953326                          57,461
                    1990                     56.953326                         54.213096                          54,987
                    1991                     54.213096                         64.510143                          51,310
                    1992                     64.510143                         68.689335                          45,754
                    1993                     68.689335                         77.594885                          43,892
                    1994                     77.594885                         77.016062                          40,537
                    1995                     77.016062                         96.995665                          36,620
                    1996                     96.995665                        113.656777                          35,244

EQUITY SUBACCOUNT OF VAB

                    1987                    $39.600493                        $43.451334                          44,660
                    1988                     43.451334                         49.487430                          37,867
                    1989                     49.487430                         60.371234                          34,866
                    1990                     60.371234                         57.466552                          36,191
                    1991                     57.466552                         68.381552                          33,557
                    1992                     68.381552                         72.811547                          30,548
                    1993                     72.811547                         82.251550                          25,610
                    1994                     82.251550                         81.637986                          24,924
                    1995                     81.637986                        102.816617                          24,630
                    1996                    102.816617                        120.477605                          22,849
                    ----                    ----------                        ----------                          ------

                            VARIABLE INTEREST ANNUITY


MONEY MARKET SUBACCOUNT OF VAA

                 YEAR ENDED                 UNIT VALUE AT                    UNIT VALUE AT                     NUMBER OF UNITS
                 DECEMBER 31              BEGINNING OF YEAR                   END OF YEAR                      AT END OF YEAR
                 -----------              -----------------                   -----------                      --------------
                    1987                    $17.248371                        $18.096347                         148,673
                    1988                     18.096347                         19.137568                         118,912
                    1989                     19.137568                         20.571199                         105,231
                    1990                     20.571199                         21.909036                          94,135
                    1991                     21.909036                         22.825685                          76,406
                    1992                     22.825685                         23.247080                          49,465
                    1993                     23.247080                         23.578345                          36,485
                    1994                     23.578345                         24.205890                          30,702
                    1995                     24.205890                         25.237165                          23,519
                    1996                     25.237165                         26.200345                          19,866

MONEY MARKET SUBACCOUNT OF VAB

                    1987                    $17.248371                        $18.096347                         140,573
                    1988                     18.096347                         19.137568                         117,383
                    1989                     19.137568                         20.571199                          91,600
                    1990                     20.571199                         21.909036                          70,747
                    1991                     21.909036                         22.825685                          54,444
                    1992                     22.825685                         23.247080                          44,016
                    1993                     23.247080                         23.578345                          35,017
                    1994                     23.578345                         24.205890                          30,075
                    1995                     24.205890                         25.237165                          29,059
                    1996                     25.237165                         26.200345                          28,910

                      FLEXIBLE PAYMENT COMBINATION ANNUITY

EQUITY SUBACCOUNT OF VAA

                    1987                    $21.224091                        $23.264908                          29,818
                    1988                     23.264908                         26.470588                          29,585
                    1989                     26.470588                         32.260450                          27,395
                    1990                     32.260450                         30.677737                          24,226
                    1991                     30.677737                         36.468472                          23,107
                    1992                     36.468472                         38.792521                          22,601
                    1993                     38.792521                         43.778639                          22,887
                    1994                     43.778639                         43.409203                          20,039
                    1995                     43.409203                         54.616584                          20,564
                    1996                     54.616584                         63.934367                          20,212

EQUITY SUBACCOUNT OF VAB

                    1987                    $20.437343                        $22.402511                          10,712
                    1988                     22.402511                         25.489364                           3,873
                    1989                     25.489364                         31.071251                           3,584
                    1990                     31.071251                         29.546880                           3,439
                    1991                     29.546880                         35.124150                           3,428
                    1992                     35.124150                         37.362530                           1,864
                    1993                     37.362530                         42.164841                           1,849
                    1994                     42.164841                         41.809023                           1,833
                    1995                     41.809023                         52.603280                           1,095
                    1996                     52.603280                         61.577580                           1,109
                    ----                     ---------                         ---------                           -----

                       MULTIPLE FUNDED COMBINATION ANNUITY
EQUITY SUBACCOUNT OF VAA

                 YEAR ENDED                 UNIT VALUE AT                    UNIT VALUE AT                     NUMBER OF UNITS
                 DECEMBER 31              BEGINNING OF YEAR                   END OF YEAR                      AT END OF YEAR
                 -----------              -----------------                   -----------                      --------------
                    1987                    $16.986389                        $18.619731                         293,652
                    1988                     18.619731                         21.185355                         278,998
                    1989                     21.185355                         25.819181                         240,896
                    1990                     25.819181                         24.552478                         227,378
                    1991                     24.552478                         29.187005                         209,706
                    1992                     29.187005                         31.047017                         195,926
                    1993                     31.047017                         35.037574                         189,725
                    1994                     35.037574                         34.741902                         183,889
                    1995                     34.741902                         43.711561                         185,550
                    1996                     43.711561                         51.168913                         183,969


MONEY MARKET SUBACCOUNT OF VAA

                    1987                    $13.069466                        $13.712006                         105,795
                    1988                     13.712006                         14.500960                          72,078
                    1989                     14.500960                         15.587258                          75,856
                    1990                     15.587258                         16.600960                          66,701
                    1991                     16.600960                         17.295517                          53,715
                    1992                     17.295517                         17.614815                          40,163
                    1993                     17.614815                         17.865828                          32,193
                    1994                     17.865828                         18.341334                          33,908
                    1995                     18.341334                         19.122749                          26,823
                    1996                     19.122749                         19.852565                          19,326


BOND SUBACCOUNT OF VAA

                    1987                    $15.125711                        $15.082231                          66,045
                    1988                     15.082231                         15.924172                          46,186
                    1989                     15.924172                         17.438080                          41,465
                    1990                     17.438080                         18.596379                          43,782
                    1991                     18.596379                         20.777538                          38,147
                    1992                     20.777538                         22.101548                          40,781
                    1993                     22.101548                         24.198199                          33,461
                    1994                     24.198199                         23.016849                          32,609
                    1995                     23.016849                         27.068171                          30,431
                    1996                     27.068171                         27.765946                          26,417


OMNI SUBACCOUNT OF VAA

                    1987                    $13.790313                        $13.410537                         167,450
                    1988                     13.410537                         15.258611                         141,188
                    1989                     15.258611                         17.425546                         134,346
                    1990                     17.425546                         17.565065                         143,084
                    1991                     17.565065                         20.526604                         136,984
                    1992                     20.526604                         22.049934                         138,165
                    1993                     22.049934                         24.613344                         151,630
                    1994                     24.613344                         24.217555                         140,851
                    1995                     24.217555                         29.404272                         134,309
                    1996                     29.404272                         33.604216                         133,427


INTERNATIONAL SUBACCOUNT OF VAA

                    1993*                   $10.000000                        $12.404596                          36,879
                    1994                     12.404596                         13.259582                         103,976
                    1995                     13.259582                         14.702847                         112,362
                    1996                     14.702847                         16.648702                         116,301
                    ----                     ---------                         ---------                         -------

CAPITAL APPRECIATION SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995*                        $10.000000                       $11.370573                       8,261
                  1996                          11.370573                        13.018249                      11,321

SMALL CAP SUBACCOUNT OF VAA

                  1995*                        $10.000000                       $12.201273                      16,139
                  1996                          12.201273                        14.205207                      21,891
                  ----                          ---------                        ---------                      ------

EQUITY SUBACCOUNT OF VAB

                  1987                         $17.740283                       $19.446105                     102,146
                  1988                          19.446105                        22.125593                      50,489
                  1989                          22.125593                        26.965078                      40,668
                  1990                          26.965078                        25.642156                      37,320
                  1991                          25.642156                        30.482379                      34,831
                  1992                          30.482379                        32.424943                      31,442
                  1993                          32.424943                        36.592684                      31,997
                  1994                          36.592684                        36.283811                      30,805
                  1995                          36.283811                        45.651565                      22,160
                  1996                          45.651565                        53.439888                      22,720

MONEY MARKET SUBACCOUNT OF VAB

                  1987                         $13.079601                       $13.722624                      44,776
                  1988                          13.722624                        14.512201                      91,090
                  1989                          14.512201                        15.599344                      77,381
                  1990                          15.599344                        16.613832                      74,879
                  1991                          16.613832                        17.308925                      71,106
                  1992                          17.308925                        17.628473                      67,360
                  1993                          17.628473                        17.879672                      17,645
                  1994                          17.879672                        18.355539                      11,948
                  1995                          18.355539                        19.137562                       5,896
                  1996                          19.137562                        19.867953                       6,004

BOND SUBACCOUNT OF VAB

                  1987                         $15.116531                       $15.073082                       6,538
                  1988                          15.073082                        15.914517                       4,337
                  1989                          15.914517                        17.427516                       3,751
                  1990                          17.427516                        18.585115                       5,481
                  1991                          18.585115                        20.764956                       4,532
                  1992                          20.764956                        22.088165                       4,261
                  1993                          22.088165                        24.183549                       3,921
                  1994                          24.183549                        23.002903                       3,679
                  1995                          23.002903                        27.051775                       3,601
                  1996                          27.051775                        27.749128                       3,122

OMNI SUBACCOUNT OF VAB

                  1987                         $13.770831                       $13.391588                      57,721
                  1988                          13.391588                        15.237044                      48,061
                  1989                          15.237044                        17.400912                      45,355
                  1990                          17.400912                        17.540233                      46,036
                  1991                          17.540233                        20.497592                      46,892
                  1992                          20.497592                        22.018769                      48,792
                  1993                          22.018769                        24.578556                      53,581
                  1994                          24.578556                        24.183329                      52,580
                  1995                          24.183329                        29.362718                      53,357
                  1996                          29.362718                        33.556721                      53,263
                  ----                          ---------                        ---------                      ------

INTERNATIONAL SUBACCOUNT OF VAB

                  1993*                        $10.000000                       $12.404596                       1,427
                  1994                          12.404596                        13.259582                      13,999
                  1995                          13.259582                        14.702847                      17,006
                  1996                          14.702847                        16.648702                      18,085

CAPITAL APPRECIATION SUBACCOUNT OF VAB

                  1995*                        $10.000000                       $11.370573                         456
                  1996                          11.370573                        13.018249                         786
                  ----                          ---------                        ---------                         ---

*International Subaccount added April 30, 1993. Capital Appreciation and Small Cap Subaccounts were added March 31, 1995.


APPENDIX A


                            IRA DISCLOSURE STATEMENT
This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your simplified employee pension IRA (SEPP-IRA) for employer contributions, or to one you purchase for your spouse (see "IRA for Non-working Spouse", page 24). You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.


FREE LOOK PERIOD
The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 20 days after it is delivered (see page 8). This is a more liberal provision than is required in connection with IRA's. To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: (513) 794-6452 - 8:30 a.m.  - 4:30 p.m.  (Eastern Time Zone)


ELIGIBILITY REQUIREMENTS
IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.


CONTRIBUTIONS AND DEDUCTIONS
Contributions to your IRA will be deductible if you or your spouse is not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $25,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $25,000-$35,000. For married couples filing jointly, the applicable dollar limitation is $40,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $40,000-$50,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $35,000 for individuals and $50,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $9,500 for 1997. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year.
The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $22,500. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Pre-mature Distributions, page 28, for penalties imposed on withdrawal when the contribution exceeds $2,200).


IRA FOR NON-WORKING SPOUSE
If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION
Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)



PRE-MATURE DISTRIBUTIONS
At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59-1/2. or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59-1/2 or are disabled.


DISTRIBUTION AT RETIREMENT
Once you have attained age 59-1/2. (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.


INADEQUATE OR UNDER DISTRIBUTIONS - 50% TAX
Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70-1/2. or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS
If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

PROTOTYPE STATUS
The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS
Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for pre-mature distributions or 50% for under payments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                     ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                                 AGE 60                             AGE 65                             AGE 70
                               GUARANTEED                         GUARANTEED                         GUARANTEED
                             SURRENDER VALUE                    SURRENDER VALUE                    SURRENDER VALUE

                                         $2,000                              $2,000                             $2,000
                        $1,000          ONE TIME           $1,000           ONE TIME          $1,000           ONE TIME
     CONTRACT           ANNUAL          LUMP SUM           ANNUAL           LUMP SUM          ANNUAL           LUMP SUM
    ANNIVERSARY      CONTRIBUTIONS    CONTRIBUTION      CONTRIBUTIONS     CONTRIBUTION     CONTRIBUTIONS     CONTRIBUTION
    -----------      -------------    ------------      -------------     ------------     -------------     ------------
         1               $933            $1,895             $933             $1,895            $933             $1,895
         2               1,917            1,955             1,917             1,955           1,.917             1,955
         3               2,933            2,006             2,933             2,006            2,933             2,006
         4               3,990            2,058             3,990             2,058            3,990             2,058
         5               5,089            2,116             5,089             2,116            5,089             2,116
         6               6,234            2,177             6,234             2,177            6,234             2,177
         7               7.435            2,240             7,435             2,240            7,435             2,240
         8               8,686            2,306             8,686             2,306            8,868             2,306
         9              10,069            2,529            10,069             2,529           10,069             2,529
        10              11,506            2,600            11,506             2,600           11,506             2,600
        15              19,604            3,001            19,604             3,001           19,604             3,001
        20              29,456            3,489            29,456             3,489           29,456             3,489
        25              41,442            4,082            41,442             4,082           41,442             4,082
        30              56,026            4,804            56,026             4,804           56,026             4,804
        35              73,769            5,683            73,769             5,683           73,769             5,683
        40              95,356            6,751            95,356             6,751           95,356             6,751
        45             121,620            8,051           121,620             8,051           121,620            8,051
        50             153,574            9,633           153,574             9,633           153,574            9,633
        55             192,451           11,558           192,451            11,558           192,451           11,558
        60             239,751           13,900           239,751            13,900           239,751           13,900
        65                                                297,298            16,748           297,298           16,748
        70                                                367,313            20,215           367,313           20,215

- Guaranteed Interest Rate: 3.25% is applicable to each contract anniversary.
- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone (513) 794-6452


                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1997



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus for Ohio National Variable Account B ("VAB") flexible purchase payment individual non-tax qualified variable annuity contracts dated May 1, 1997. To obtain a free copy of the VAB prospectus, write or call The Ohio National Life Insurance Company ("Ohio National Life") at the above address.


                          Table of Contents
          Custodian ...................................      2
          Independent Certified Public Accountants ....      2
          Underwriter .................................      2
          Calculation of Money Market Subaccount Yield       3
          Total Return ................................      3
          Transfer Limitations ........................      4
          Financial Statements ........................      5
          Appendix:  Guaranteed Accumulation Account ..     47





                        "TOP TRADITION" NON-TAX QUALIFIED

CUSTODIAN

Ohio National Life has executed an agreement with Star Bank, N.A. ("the Bank"), Cincinnati, Ohio, pursuant to which the shares of Ohio National Fund, Inc. ("Fund") and other assets credited to VAB will be held in the custody of the Bank. The agreement provides that the Bank will purchase Fund shares at their net asset value determined as of the end of the valuation period of VAB during which the purchase payment is received by Ohio National Life for outstanding contracts or, in the case of new contracts, the value determined as of the end of the valuation period during which the contract is issued. The Bank effects redemptions of Fund shares held by VAB upon instructions from Ohio National Life at net asset value determined as of the end of the valuation period of VAB during which a redemption request is received or made by Ohio National Life. In addition, the Bank maintains appropriate records with respect to all transactions in Fund shares relative to VAB.

The agreement requires the Bank to have at all times an aggregate capital, surplus and undivided profit of not less than $2 million and prohibits resignation by the Bank until (a) a successor custodian bank having the qualifications enumerated above shall have agreed to serve as custodian, or (b) VAB has been completely liquidated and the proceeds of such liquidation properly distributed. Subject to these conditions the agreement of custodianship may be terminated by either party upon sixty days written notice. For its services as custodian, the Bank will be paid a fee to be agreed upon from time to time by the Bank and Ohio National Life.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The financial statements of VAB as of December 31, 1996 and for the periods indicated herein and of Ohio National Life's consolidated financial statements as of December 31, 1996 and 1995 and for the periods indicated herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report on the consolidated financial statements of Ohio National Life refers to a change in accounting and reporting by mutual life insurance enterprises and insurance enterprises for certain long-duration participating contracts in 1995.

UNDERWRITER

The offering of the contracts is continuous. Prior to _________________, 1997, The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, was the principal underwriter of the contracts. The aggregate amount of underwriting commissions paid to ONESCO with respect to contracts issued by VAB, and the amounts retained by ONESCO, for each of the last three years have been:

                                    Aggregate         Retained
                  Year             Commissions       Commissions
                  ----             -----------       -----------
                  1996              $1,691,331        $164,905
                  ----              ----------        --------
                  1995                 821,577          75,503
                  1994                 963,635         110,006

Since __________________, 1997, Ohio National Equities, Inc., another wholly-owned subsidiary of Ohio National Life, has been the principal underwriter of the contracts.

CALCULATION OF MONEY MARKET SUBACCOUNT YIELD

The current yield of the Money Market subaccount for the seven days ended on December 31, 1996, was 4.52%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the subaccount at the beginning of the seven-day period, dividing the net change in subaccount value by the value of the subaccount at the beginning of the base period to obtain the base period return, and multiplying the difference by 365/7. The resulting figure is carried to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract with respect to a particular subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

            where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
                      ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).


For this purpose, it should be noted that the current series of contracts were initially offered September 10, 1984. Hypothetical results based upon the performance of the subaccounts prior to that date assume that the same charges and deductions applicable to the current contracts were in effect from the inception of each corresponding portfolio of the Fund. Note also that, for purposes of these calculations, the annual contract administration charge of $30 has been converted to an annualized percentage charge of 0.10%. This is based upon an estimated average accumulation value of $29,100 for contracts in this series. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher accumulation value and greater than that percentage for contracts having a lower accumulation value.

The average annual total returns for current contracts in each of the subaccounts from the inception of the subaccount and for the one-, five- and ten-year periods ending on December 31,

1996, and assuming surrender of the contract on the latter date, are as follows:

                              One        Five     Ten      From        Inception
                              Year       Years    Years   Inception      Date
                              ----       -----    -----   ---------      ----
Equity                        16.92%     11.74%   11.51%     9.12%    10-06-69
Money Market                   3.90%      2.87%    4.35%     6.12%    03-20-80
Bond                           2.45%      5.83%    6.13%     7.34%    11-02-82
Omni                          14.15%     10.71%    9.18%    10.21%    10-84
International                 13.10%       N/A      N/A     14.78%    04-30-93
Capital Appreciation          14.35%       N/A      N/A     14.50%    05-01-94
Small Cap                     16.28%       N/A      N/A     25.55%    05-01-94
Global Contrarian             10.74%       N/A      N/A     10.67%    03-31-95
Aggressive Growth             (0.46%)      N/A      N/A     13.66%    03-31-95
Core Growth                     N/A        N/A      N/A       N/A     01-03-97
Growth & Income                 N/A        N/A      N/A       N/A     01-03-97
S&P 500 Index                   N/A        N/A      N/A       N/A     01-03-97
Social Awareness                N/A        N/A      N/A       N/A     01-03-97


TRANSFER LIMITATIONS

To the extent that transfers, surrenders, partial withdrawals and annuity payments from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio's securities on short notice could be detrimental to that portfolio and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners, Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged.

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (that is, those pursuant to a pre-existing dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. Contractowners whose transfer requests are not made will be so notified. Current SEC rules preclude Ohio National Life from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.

OHIO NATIONAL VARIABLE ACCOUNT B
INDEPENDENT AUDITORS' REPORT


The Board of Directors
      The Ohio National Life Insurance Company

The Contract Owners
      Ohio National Variable Account B

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account B as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit values for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by examination of the underlying mutual fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account B at December 31, 1996, and the results of its operations, changes in contract owners' equity and changes in unit values for each of the periods indicated herein, in conformity with generally accepted accounting principles.



                                                          KPMG PEAT MARWICK LLP


Cincinnati, Ohio
January 28, 1997


                        OHIO NATIONAL VARIABLE ACCOUNT B

                STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1996

                                              MONEY                                                  INTER-
                              EQUITY          MARKET            BOND                OMNI            NATIONAL
                            SUBACCOUNT      SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                           -----------       -----------       -----------       -----------       -----------
Assets - Investments
at market value
(note 2).................  $41,949,830       $ 3,290,700       $ 3,622,964       $30,345,958       $29,922,490
                           ===========       ===========       ===========       ===========       ===========

Contract owners'
equity:
  Contracts in
  accumulation
  period (note 3)........  $40,802,320       $ 3,194,070       $ 3,585,409       $30,014,242       $29,922,490
  Annuity reserves
  for contracts in
  payment period.........    1,147,510            96,630            37,555           331,716                 0
                           -----------       -----------       -----------       -----------       -----------
Total contract
owners' equity...........  $41,949,830       $ 3,290,700       $ 3,622,964       $30,345,958       $29,922,490
                           ===========       ===========       ===========       ===========       ===========


                            CAPITAL            SMALL            GLOBAL            AGGRESS.
                             APPREC.            CAP              CONTR.           GROWTH
                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                           -----------       -----------       -----------       -----------
Assets - Investments
at market value
(note 2).................  $ 7,614,976       $ 5,877,652       $ 2,829,370       $ 1,737,423
                           ===========       ===========       ===========       ===========

Contract owners'
equity:
  Contracts in
  accumulation
  period (note 3)........  $ 7,614,976       $ 5,877,652       $ 2,829,370       $ 1,737,423
  Annuity reserves
  for contracts in
  payment period.........            0                 0                 0                 0
                           -----------       -----------       -----------       -----------
Total contract
owners' equity...........  $ 7,614,976       $ 5,877,652       $ 2,829,370       $ 1,737,423
                           ===========       ===========       ===========       ===========


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B                                                      For the Years Ended December 31, 1996 and 1995
Statements of Operations and Changes in Contract Owners' Equity

                                             Equity                          Money Market                          Bond
                                            Subaccount                        Subaccount                        Subaccount
                                      1996             1995             1996             1995             1996             1995
                                  ------------     ------------     ------------     ------------     ------------     ------------
Investment activity:
 Reinvested capital gains
  and dividends ..............    $  1,514,050     $    765,464     $    121,100     $    100,339     $    226,135     $    143,904
 Risk and administrative
  expense (note 4) ...........        (401,473)        (293,247)          (5,651)         (29,381)         (36,260)         (29,494)
                                  ------------     ------------     ------------     ------------     ------------     ------------

   Net investment activity ...       1,112,577          472,217          115,449           70,958          189,875          114,410
                                  ------------     ------------     ------------     ------------     ------------     ------------

 Realized and Unrealized gain
   (loss) on investments:
  Realized gain (loss) .......         552,072          334,966           (4,810)               0            2,900            4,677
  Unrealized gain (loss) .....       4,088,878        5,201,091                0                0          (90,712)         328,653
                                  ------------     ------------     ------------     ------------     ------------     ------------
   Net gain (loss) on
     investments .............       4,640,950        5,536,057           (4,810)               0          (87,812)         333,330
                                  ------------     ------------     ------------     ------------     ------------     ------------
    Net increase in contract
      owners' equity from
      operations .............       5,753,527        6,008,274          110,639           70,958          102,063          447,740
                                  ------------     ------------     ------------     ------------     ------------     ------------

Equity transactions:
 Sales:
  Contract purchase payments..       5,951,661        3,783,192        1,871,868          934,384        1,155,848          764,847
  Transfers from fixed and
   other subaccounts .........       1,520,335        1,917,272          687,467          332,192          131,700          164,917
                                  ------------     ------------     ------------     ------------     ------------     ------------

                                     7,471,996        5,700,464        2,559,335        1,266,576        1,287,548          929,764
                                  ------------     ------------     ------------     ------------     ------------     ------------
 Redemptions:
  Withdrawals and surrenders..       1,462,881        1,391,091           39,602          173,670          165,387          127,381
  Annuity and death benefit
   payments ..................         580,928          544,978            7,858            7,251          152,376           11,271
  Transfers to fixed and
   other subaccounts .........         923,992          540,461        1,369,352        1,436,196          811,891          341,845
                                  ------------     ------------     ------------     ------------     ------------     ------------

                                     2,967,801        2,476,530        1,416,812        1,617,117        1,129,654          480,497
                                  ------------     ------------     ------------     ------------     ------------     ------------

   Net equity transactions ...       4,504,195        3,223,934        1,142,523         (350,541)         157,894          449,267
                                  ------------     ------------     ------------     ------------     ------------     ------------
    Net change in contract
      owners' equity .........      10,257,722        9,232,208        1,253,162         (279,583)         259,957          897,007
Contract owners' equity:
 Beginning of period .........      31,692,108       22,459,900        2,037,538        2,317,121        3,363,007        2,466,000
                                  ------------     ------------     ------------     ------------     ------------     ------------

 End of period ...............    $ 41,949,830     $ 31,692,108     $  3,290,700     $  2,037,538     $  3,622,964     $  3,363,007
                                  ============     ============     ============     ============     ============     ============


                                             Omni                           International
                                           Subaccount                         Subaccount
                                      1996             1995             1996             1995
                                  ------------     ------------     ------------     ------------
Investment activity:
 Reinvested capital gains
  and dividends ...............   $  1,159,886     $    567,491     $  1,315,143     $    553,908
 Risk and administrative
  expense (note 4) ............       (280,432)        (229,636)        (257,125)        (166,334)
                                  ------------     ------------     ------------     ------------

   Net investment activity ....        879,454          337,855        1,058,018          387,574
                                  ------------     ------------     ------------     ------------

 Realized and Unrealized gain
   (loss) on investments:
  Realized gain (loss) ........        257,649          214,074           79,728           92,960
  Unrealized gain (loss) ......      2,449,471        3,286,859        1,719,537        1,160,817
                                  ------------     ------------     ------------     ------------
   Net gain (loss) on
     investments ..............      2,707,120        3,500,933        1,799,265        1,253,777
                                  ------------     ------------     ------------     ------------
    Net increase in contract
      owners' equity from
      operations ..............      3,586,574        3,838,788        2,857,283        1,641,351
                                  ------------     ------------     ------------     ------------

Equity transactions:
 Sales:
  Contract purchase payments ..      4,888,382        2,322,421        8,429,938        3,503,140
  Transfers from fixed and
   other subaccounts ..........        758,248          630,281        1,863,354          549,988
                                  ------------     ------------     ------------     ------------

                                     5,646,630        2,952,702       10,293,292        4,053,128
                                  ------------     ------------     ------------     ------------
 Redemptions:
  Withdrawals and surrenders ..      1,071,876        1,190,228          548,297          395,993
  Annuity and death benefit
   payments ...................        513,108          141,737           61,829           65,426
  Transfers to fixed and
   other subaccounts ..........        422,833          821,966          495,366        2,329,089
                                  ------------     ------------     ------------     ------------

                                     2,007,817        2,153,931        1,105,492        2,790,508
                                  ------------     ------------     ------------     ------------

   Net equity transactions ....      3,638,813          798,771        9,187,800        1,262,620
                                  ------------     ------------     ------------     ------------
    Net change in contract
      owners' equity ..........      7,225,387        4,637,559       12,045,083        2,903,971
Contract owners' equity:
 Beginning of period ..........     23,120,571       18,483,012       17,877,407       14,973,436
                                  ------------     ------------     ------------     ------------

 End of period ................   $ 30,345,958     $ 23,120,571     $ 29,922,490     $ 17,877,407
                                  ============     ============     ============     ============



The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B                                                      For the Years Ended December 31, 1996 and 1995
Statements of Operations and Changes in Contract Owners' Equity


                                         Capital Appreciation                        Small Cap
                                             Subaccount                             Subaccount
                                        1996               1995               1996               1995
                                     -----------        -----------        -----------        -----------
Investment activity:
 Reinvested capital gains
  and dividends ...............      $   290,109        $    36,886        $    72,856        $     3,942
 Risk and administrative
  expense (note 4) ............          (54,570)           (13,593)           (36,692)           (10,182)
                                     -----------        -----------        -----------        -----------

    Net investment activity ...          235,539             23,293             36,164             (6,240)
                                     -----------        -----------        -----------        -----------

 Realized and Unrealized gain
   (loss) on investments:
  Realized gain (loss) ........           30,377              8,474             32,011             26,681
  Unrealized gain (loss) ......          504,086            194,214            532,154            261,953
                                     -----------        -----------        -----------        -----------
   Net gain (loss) on
     investments ..............          534,463            202,688            564,165            288,634
                                     -----------        -----------        -----------        -----------
    Net increase in contract
      owners' equity from
      operations ..............          770,002            225,981            600,329            282,394
                                     -----------        -----------        -----------        -----------

Equity transactions:
 Sales:
  Contract purchase payments...        3,315,552          2,287,561          2,996,882          1,305,146
  Transfers from fixed and
   other subaccounts ..........          751,976            382,531            633,847            146,831
                                     -----------        -----------        -----------        -----------

                                       4,067,528          2,670,092          3,630,729          1,451,977
                                     -----------        -----------        -----------        -----------
 Redemptions:
  Withdrawals and surrenders...          147,548              1,651             25,917              1,373
  Annuity and death benefit
   payments ...................           70,615                  0             17,894                  0
  Transfers to fixed and
   other subaccounts ..........          223,703             32,345            463,197             57,038
                                     -----------        -----------        -----------        -----------

                                         441,866             33,996            507,008             58,411
                                     -----------        -----------        -----------        -----------

   Net equity transactions ....        3,625,662          2,636,096          3,123,721          1,393,566
                                     -----------        -----------        -----------        -----------
    Net change in contract
      owners' equity ..........        4,395,664          2,862,077          3,724,050          1,675,960
Contract owners' equity:
 Beginning of period ..........        3,219,312            357,235          2,153,602            477,642
                                     -----------        -----------        -----------        -----------

 End of period ................      $ 7,614,976        $ 3,219,312        $ 5,877,652        $ 2,153,602
                                     ===========        ===========        ===========        ===========


                                           Global Contrarian                    Aggressive Growth
                                               Subaccount                           Subaccount
                                         1996             1995 (a)             1996             1995 (a)
                                     -----------        -----------        -----------        -----------
Investment activity:
 Reinvested capital gains
  and dividends ...............      $    42,037        $       447        $   206,544        $    11,649
 Risk and administrative
  expense (note 4) ............          (13,771)              (679)           (12,377)              (386)
                                     -----------        -----------        -----------        -----------

    Net investment activity ...           28,266               (232)           194,167             11,263
                                     -----------        -----------        -----------        -----------

 Realized and Unrealized gain
   (loss) on investments:
  Realized gain (loss) ........           19,118               (105)           (18,436)               193
  Unrealized gain (loss) ......           76,648              7,563           (147,209)            19,014
                                     -----------        -----------        -----------        -----------
   Net gain (loss) on
     investments ..............           95,766              7,458           (165,645)            19,207
                                     -----------        -----------        -----------        -----------
    Net increase in contract
      owners' equity from
      operations ..............          124,032              7,226             28,522             30,470
                                     -----------        -----------        -----------        -----------

Equity transactions:
 Sales:
  Contract purchase payments...        2,082,521            349,702          1,164,982            499,326
  Transfers from fixed and
   other subaccounts ..........          359,416             11,337            261,060             65,472
                                     -----------        -----------        -----------        -----------

                                       2,441,937            361,039          1,426,042            564,798
                                     -----------        -----------        -----------        -----------
 Redemptions:
  Withdrawals and surrenders...            3,208                  0              2,702                910
  Annuity and death benefit
   payments ...................              653                  0              5,982                  0
  Transfers to fixed and
   other subaccounts ..........           76,474             24,529            300,897              1,918
                                     -----------        -----------        -----------        -----------

                                          80,335             24,529            309,581              2,828
                                     -----------        -----------        -----------        -----------

   Net equity transactions ....        2,361,602            336,510          1,116,461            561,970
                                     -----------        -----------        -----------        -----------
    Net change in contract
      owners' equity ..........        2,485,634            343,736          1,144,983            592,440
Contract owners' equity:
 Beginning of period ..........          343,736                  0            592,440                  0
                                     -----------        -----------        -----------        -----------

 End of period ................      $ 2,829,370        $   343,736        $ 1,737,423        $   592,440
                                     ===========        ===========        ===========        ===========



(a) Period from March 31, 1995, date of commencement of operations.


   The accompanying notes are an integral part of these financial statements.

                        OHIO NATIONAL VARIABLE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996



(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in shares of Ohio National Fund, Inc. (the Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 or
    4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expense.


    Investments are valued at the net asset value of fund shares held at December 31, 1996. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gain or loss is determined on the basis of average cost.


    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2) INVESTMENTS

    At December 31, 1996 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:



                                 MONEY                                 INTER-     CAPITAL      SMALL       GLOBAL     AGGRESS.
                     EQUITY      MARKET       BOND         OMNI       NATIONAL    APPREC.       CAP        CONTR.      GROWTH
                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
Aggregate Cost    $30,168,411  $3,290,700  $3,558,065  $23,690,877  $26,614,406  $6,919,904  $5,071,744  $2,745,159  $1,865,618
Number of shares    1,298,797     329,070     341,017    1,564,386    1,931,355     588,984     326,047     242,677     173,188

(3) CONTRACTS IN ACCUMULATION PERIOD

    At December 31, 1996 the accumulation units and value per unit of the respective subaccounts and products were:

                           ACCUMULATION UNITS  VALUE PER UNIT
                           ------------------  --------------
EQUITY SUBACCOUNT
    Combination .........      22,848.676       $120.477605
    Back Load ...........       1,109.090         61.577580
    Top I ...............      22,720.288         53.439888
    Top II ..............     680,118.205         45.092323
    Top Plus ............     405,466.475         15.042658

MONEY MARKET SUBACCOUNT
    VIA .................      28,910.361         26.200345
    Top I ...............       6,004.445         19.867953
    Top II ..............      83,493.922         17.734674
    Top Plus ............      74,056.162         11.296489

BOND SUBACCOUNT
    Top I ...............       3,121.643         27.749128
    Top II ..............     100,641.550         23.238374
    Top Plus ............     101,403.486         11.439849

OMNI SUBACCOUNT
    Top I ...............      53,262.846         33.556721
    Top II ..............     703,470.062         33.345205
    Top Plus ............     342,379.008         13.930650

                        OHIO NATIONAL VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1996



INTERNATIONAL SUBACCOUNT             ACCUMULATION UNITS     VALUE PER UNIT
                                     ------------------     --------------
    Top I .........................      18,084.575           16.648702
    Top II ........................   1,186,643.213           16.648702
    Top Plus ......................     674,402.979           14.628252

CAPITAL APPRECIATION SUBACCOUNT
    Top I .........................         785.598           13.018249
    Top II ........................     312,799.343           13.018249
    Top Plus ......................     243,883.463           14.484990

SMALL CAP SUBACCOUNT
    Top II ........................     147,556.638           14.205207
    Top Plus ......................     204,016.779           18.535631

GLOBAL CONTRARIAN SUBACCOUNT
    Top II ........................      60,595.878           11.226306
    Top Plus ......................     178,856.151           12.015818

AGGRESSIVE GROWTH SUBACCOUNT
    Top II ........................      68,714.736           10.463801
    Top Plus ......................      80,874.706           12.592390

(4) RISK AND ADMINISTRATIVE EXPENSE

    ONLIC charges the Account's assets at the end of each valuation period, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

    Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.05% for mortality and expense risk on an annual basis.


    The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove insufficient to cover the cost of those terms.

    The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

    No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 6% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

    A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

    State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

(6) FEDERAL INCOME TAXES

    Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

                        OHIO NATIONAL VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1996





(7)  NOTE TO SCHEDULE 1

     Schedule 1 presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

     -    Beginning unit value

     -    Reinvested capital gains and dividends

          (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual fund.)

     -    Unrealized gain (loss)

          (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)

     -    Expenses

          (This amount reflects the decrease in the unit value due to Risk and Administrative Expenses discussed in note 4 to the financial statements.)

     -    Ending unit value

     -    Percentage increase (decrease) in unit value.

OHIO NATIONAL VARIABLE ACCOUNT B                            For the Years Ended
SCHEDULES OF CHANGES IN UNIT VALUES                  December 31, 1996 and 1995
                                                                     SCHEDULE 1



                              EQUITY SUBACCOUNT B


1996                                             COMBINATION        BACK LOAD           TOP I           TOP II            TOP PLUS
Beginning unit value.........................     102.816617        52.603280         45.651565        38.520577         12.824740
Reinvested capital gains and dividends.......       4.730442         2.472551          2.098892         1.774973          0.594240
Realized and unrealized gain.................      14.044744         7.129052          6.332974         5.256615          1.749688
Expenses.....................................      -1.114198        -0.627303         -0.643543        -0.459842         -0.126010
Ending unit value............................     120.477605        61.577580         53.439888        45.092323         15.042658
Percentage increase in unit value*...........           17.2%            17.1%             17.1%            17.1%             17.3%

1995                                             COMBINATION        BACK LOAD           TOP I            TOP II           TOP PLUS
Beginning unit value.........................      81.637986        41.809023         36.283811        30.616106         10.173015
Reinvested capital gains and dividends.......       2.742090         1.396517          1.205043         1.030439          0.348156
Realized and unrealized gain.................      19.371159         9.915634          8.696663         7.260302          2.410290
Expenses.....................................      -0.934618        -0.517894         -0.533952        -0.386270         -0.106721
Ending unit value............................     102.816617        52.603280         45.651565        38.520577         12.824740
Percentage increase in unit value*...........           25.9%            25.8%             25.8%            25.8%             26.1%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).


                            MONEY MARKET SUBACCOUNT B

1996                                                 VIA              TOP I            TOP II           TOP PLUS
Beginning unit value.........................      25.237165        19.137562         17.048698        10.837896
Reinvested dividends.........................       1.297471         1.022907          0.877627         0.558622
Expenses.....................................      -0.334291        -0.292516         -0.191651        -0.100029
Ending unit value............................      26.200345        19.867953         17.734674        11.296489
Percentage increase in unit value*...........            3.8%             3.8%              4.0%             4.2%

1995                                                  VIA             TOP I            TOP II           TOP PLUS
Beginning unit value.........................      24.205890        18.355539         16.319825        10.354108
Reinvested dividends.........................       1.352642         1.062689          0.912513         0.579004
Expenses.....................................      -0.321367        -0.280666         -0.183640        -0.095216
Ending unit value............................      25.237165        19.137562         17.048698        10.837896
Percentage increase in unit value*...........            4.3%             4.3%              4.5%             4.7%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).

                                BOND SUBACCOUNT B

1996                                                TOP I            TOP II            TOP PLUS
Beginning unit value.........................      27.051775        22.654830         11.130129
Reinvested capital gains and dividends.......       1.733738         1.569071          0.714445
Realized and unrealized loss.................      -0.686463        -0.717650         -0.304915
Expenses.....................................      -0.349922        -0.267877         -0.099810
Ending unit value............................      27.749128        23.238374         11.439849
Percentage increase in unit value*...........            2.6%             2.6%              2.8%

1995                                                 TOP I           TOP II            TOP PLUS
Beginning unit value.........................      23.002903        19.263675          9.445623
Reinvested capital gains and dividends.......       1.312460         1.100484          0.541348
Realized and unrealized gain.................       3.063398         2.522822          1.236580
Expenses.....................................      -0.326986        -0.232151         -0.093422
Ending unit value............................      27.051775        22.654830         11.130129
Percentage increase in unit value*...........           17.6%            17.6%             17.8%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).



                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B                            For the Years Ended
SCHEDULES OF CHANGES IN UNIT VALUES                  December 31, 1996 and 1995
                                                         SCHEDULE 1 (CONTINUED)

                               OMNI SUBACCOUNT B

1996                                                TOP I             TOP II          TOP PLUS
Beginning unit value.........................      29.362718        29.177631         12.165280
Reinvested capital gains and dividends.......       1.374026         1.365954          0.572930
Realized and unrealized gain.................       3.226767         3.143948          1.309928
Expenses.....................................      -0.406790        -0.342328         -0.117488
Ending unit value............................      33.556721        33.345205         13.930650
Percentage increase in unit value*...........           14.3%            14.3%             14.5%

1995                                                 TOP I           TOP II            TOP PLUS
Beginning unit value.........................      24.183329        24.030898          9.999661
Reinvested capital gains and dividends.......       0.768417         0.762912          0.321491
Realized and unrealized gain.................       4.761955         4.678786          1.945772
Expenses.....................................      -0.350983        -0.294965         -0.101644
Ending unit value............................      29.362718        29.177631         12.165280
Percentage increase in unit value*...........           21.4%            21.4%             21.7%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).

                           INTERNATIONAL SUBACCOUNT B

1996                                                 TOP I           TOP II            TOP PLUS
Beginning unit value.........................      14.702847        14.702847         12.892796
Reinvested capital gains and dividends.......       0.851068         0.851804          0.751086
Realized and unrealized gain.................       1.301686         1.269443          1.110911
Expenses.....................................      -0.206899        -0.175392         -0.126541
Ending unit value............................      16.648702        16.648702         14.628252
Percentage increase in unit value*...........           13.2%            13.2%             13.5%

1995                                                 TOP I           TOP II            TOP PLUS
Beginning unit value.........................      13.259582        13.259582         11.604279
Reinvested capital gains and dividends.......       0.486534         0.485230          0.427074
Realized and unrealized gain.................       1.137778         1.110834          0.971406
Expenses.....................................      -0.181047        -0.152799         -0.109963
Ending unit value............................      14.702847        14.702847         12.892796
Percentage increase in unit value*...........           10.9%            10.9%             11.1%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).


                        CAPITAL APPRECIATION SUBACCOUNT B

1996                                                 TOP I           TOP II            TOP PLUS
Beginning unit value.........................      11.370573        11.370573         12.626458
Reinvested capital gains and dividends.......       0.636859         0.651286          0.721507
Realized and unrealized gain.................       1.169741         1.130864          1.258902
Expenses.....................................      -0.158924        -0.134474         -0.121877
Ending unit value............................      13.018249        13.018249         14.484990
Percentage increase in unit value*...........           14.5%            14.5%             14.7%

1995                                                 TOP I            TOP II          TOP PLUS
Beginning unit value.........................      10.000000 **     10.000000 **      10.390128
Reinvested capital gains and dividends.......       0.232825         0.238549          0.257166
Realized and unrealized gain.................       1.281303         1.253494          2.086288
Expenses.....................................      -0.143555        -0.121470         -0.107124
Ending unit value............................      11.370573        11.370573         12.626458
Percentage increase in unit value*...........           13.7%            13.7%             21.5%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).

**  Period from March 31, 1995, date of commencement of operations.


                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B                            For the Years Ended
SCHEDULES OF CHANGES IN UNIT VALUES                  December 31, 1996 and 1995
                                                         SCHEDULE 1 (CONTINUED)

                             SMALL CAP SUBACCOUNT B
1996                                                TOP II          TOP PLUS
Beginning unit value.........................      12.201273        15.889068
Reinvested capital gains and dividends.......       0.250703         0.322062
Realized and unrealized gain.................       1.901925         2.480816
Expenses.....................................      -0.148694        -0.156315
Ending unit value............................      14.205207        18.535631
Percentage increase in unit value*...........           16.4%            16.7%

1995                                                TOP II          TOP PLUS
Beginning unit value.........................      10.000000 **     12.053440
Reinvested capital gains and dividends.......       0.038545         0.046338
Realized and unrealized gain.................       2.296433         3.920914
Expenses.....................................      -0.133705        -0.131624
Ending unit value............................      12.201273        15.889068
Percentage increase in unit value*...........           22.0%            31.8%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).

**  Period from March 31, 1995, date of commencement of operations.

                         GLOBAL CONTRARIAN SUBACCOUNT B

1996                                                TOP II          TOP PLUS
Beginning unit value.........................      10.125502        10.816003
Reinvested capital gains and dividends.......       0.306810         0.328881
Realized and unrealized gain.................       0.914409         0.976558
Expenses.....................................      -0.120415        -0.105624
Ending unit value............................      11.226306        12.015818
Percentage increase in unit value*...........           10.9%            11.1%

1995                                                 TOP II           TOP PLUS
Beginning unit value.........................      10.000000 **     10.000000 **
Reinvested capital gains and dividends.......       0.025913         0.027475
Realized and unrealized gain.................       0.209827         0.884367
Expenses.....................................      -0.110238        -0.095839
Ending unit value............................      10.125502        10.816003
Percentage increase in unit value*...........            1.3%             8.2%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).

**  Period from March 31, 1995, date of commencement of operations.

*** Period from October 2, 1995, date of commencement of operations.

                         AGGRESSIVE GROWTH SUBACCOUNT B

1996                                                TOP II          TOP PLUS
Beginning unit value.........................      10.499375        12.610012
Reinvested capital gains and dividends.......       1.647013         1.986612
Realized and unrealized loss.................      -1.570429        -1.893528
Expenses.....................................      -0.112158        -0.110706
Ending unit value............................      10.463801        12.592390
Percentage decrease in unit value*...........           -0.3%            -0.1%

1995                                                 TOP II          TOP PLUS
Beginning unit value.........................      10.000000 **     10.000000 **
Reinvested capital gains and dividends.......       0.490558         0.569631
Realized and unrealized gain.................       0.124172         2.149950
Expenses.....................................      -0.115355        -0.109569
Ending unit value............................      10.499375        12.610012
Percentage increase in unit value*...........            5.0%            26.1%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).

**  Period from March 31, 1995, date of commencement of operations.

*** Period from October 2, 1995, date of commencement of operations. See accompanying notes to the financial statements.

                                    APPENDIX


GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. Any portion of a contract relating to the Guaranteed Accumulation Account is not registered under the Securities Act of 1933. The Guaranteed Accumulation Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Guaranteed Accumulation Account nor any interests in it are subject to the provisions or restrictions of either such Act, and the disclosures in this appendix have not been reviewed by the staff of the Securities and Exchange Commission.

The Guaranteed Accumulation Account consists of all of Ohio National Life's general assets other than those allocated to a separate account. Purchase payments and accumulation values under a contract will be allocated between the Guaranteed Accumulation Account and VAB. The allocation will be as elected by the owner at the time of purchase or as subsequently changed.

Ohio National Life will invest its general assets in its discretion as allowed by applicable state law. Investment income from Ohio National Life's general assets will be allocated to those contracts having guaranteed accumulation values in accordance with the terms of such contracts.

The amount of investment income allocated to the contracts will vary from year to year in Ohio National Life's sole discretion. However, Ohio National Life guarantees that it will credit interest at a rate of not less than 3.25% per year, compounded annually, to contract values allocated to the Guaranteed Accumulation Account. Ohio National Life may credit interest at a rate in excess of 3.25%, but any such excess interest credit will be in Ohio National Life's sole discretion.

Ohio National Life guarantees that the guaranteed accumulation value of a contract will never be less than (a) the amount of purchase payments allocated to, and transfers into, the Guaranteed Accumulation Account, plus (b) interest credited at the rate of 3.25% per year compounded annually, plus (c) any additional excess interest Ohio National Life may credit to guaranteed accumulation values, and less (d) any partial withdrawals and transfers from the guaranteed accumulation values, and less (e) any contingent deferred sales charges on partial withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Accumulation Account. No deductions are made from the Guaranteed Accumulation Account for administrative expenses or risk undertakings. (See "Deductions and Expenses" in the prospectus.)

Not more than 20% of the guaranteed accumulation value of a contract (or $1,000, if greater), as of the beginning of any contract year, may be transferred to one or more variable subaccounts during that contract year. As provided by applicable state law, Ohio National Life reserves the right to defer the payment of amounts withdrawn from the Guaranteed Accumulation Account for a period not to exceed six months from the date written request for such withdrawal is received by Ohio National Life.

                        OHIO NATIONAL VARIABLE ACCOUNT B


                                    FORM N-4


                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG Peat Marwick LLP dated January 28,
      1997

      Statements of Assets and Contract Owners' Equity dated December 31, 1996

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1996 and 1995

      Notes to Financial Statements dated December 31, 1996

      Schedules of Changes in Unit Values for the Years Ended December 31, 1996 and 1995

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement and will be furnished by a subsequent Post-effective Amendment hereto:

      Independent Auditors' Report of KPMG Peat Marwick LLP dated January 31,
      1997

      Consolidated Balance Sheets dated December 31, 1996 and 1995

      Consolidated Statements of Income for the Years Ended December 31, 1996, 1995 and 1994

      Consolidated Statements of Equity for the Years Ended December 31, 1996, 1995 and 1994

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1996, 1995 and 1994

      Notes to Consolidated Financial Statements dated December 31, 1996, 1995 and 1994

The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

      Accumulation Unit Values for Prior Contracts

Consents of the Following Persons:

      KPMG Peat Marwick LLP

Exhibits:

      (13)    Computation of Performance Data

All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78653).

      (2) Agreement of Custodianship between the Depositor and The Provident Bank was filed as Exhibit 3 of the Registrant's Form N-4, Post-effective Amendment no. 5 on April 27, 1988 (File no. 2-91214).

      (3)(a) Distribution Agreement between the Depositor and The O.N. Equity Sales Company was filed as Exhibit A(3)(a) of the Registrant's registration statement on Form S-6 on October 25, 1982 (File no. 2-78653).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91214).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91214).

      (4)    Combination Annuity Contract, Form 90-VB-1, was filed as Exhibit
             (4) of the Registrant's Form N-4, post effective Amendment no. 9 on February 27, 1991 (File No. 2-91214).

      (5)(a) Variable Annuity Application, Form V-4890B, was filed as Exhibit
             (5)(a) of the Registrant's Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91214).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 15 on March 27, 1995 (File no. 2-91214).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                         Positions and Offices
Business Address                           with Depositor
----------------                           --------------
Trudy K. Backus*                           Vice President, Individual Insurance Services

Howard C. Becker*                          Senior Vice President, Individual Insurance & Corporate Services

Paul L. Bergmann*                          Vice President, Financial Control (Treasurer)

Michael A. Boedeker*                       Vice President, Fixed Income Securities

Tom D. Bowman*                             Sales Vice President, Pensions

Joseph P. Brom*                            Senior Vice President & Chief Investment Officer

Dale P. Brown                              Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                              Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                        Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski                       Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                           Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                             Senior Vice President and Actuary

Dr. Alvin H. Crawford                      Director
Children's Hospital Medical Center
Department of Orthopedics
Elland and Bethesda Avenues
Cincinnati, Ohio 45229

Robert M. DiTommaso*                       Vice President, Career Marketing

Ronald J. Dolan*                           Senior Vice President and Chief Financial Officer

Michael J. Ferry*                          Information Systems Vice President

Michael F. Haverkamp*                      Vice President and Counsel

John A. Houser III*                        Vice President, Claims

Name and Principal                         Positions and Offices
Business Address                           with Depositor
----------------                           --------------
Bannus B. Hudson                           Director
One Eastwood Drive
Cincinnati, Ohio 45227

Daniel W. LeBlond                          Director
7680 Innovation Way
Mason, Ohio 45040

Hamilton F. McGregor*                      Senior Vice President, Group & Pension Operations

David G. McClure*                          Vice President, Variable Product Sales

Charles S. Mechem, Jr.                     Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller II*                        Vice President, Marketing Support

James W. Nethercott                        Director
8431 Concord Hills Circle
Cincinnati, Ohio 45243

Thomas O. Olson*                           Vice President, Underwriting

David B. O'Maley*                          Director, Chairman, President and Chief Executive Officer

George B. Pearson, Jr.*                    Vice President, PGA Marketing

Dallas L. Pennington*                      Vice President, Information Systems

J. Donald Richardson*                      Senior Regional Vice President

D. Gates Smith*                            Senior Vice President, Sales

Michael D. Stohler*                        Vice President, Mortgages and Real Estate

Stuart G. Summers*                         Senior Vice President and General Counsel

Oliver W. Waddell                          Director
425 Walnut Street
Cincinnati, Ohio 45202

Bradley L. Warnemunde                      Director and Chairman Emeritus
250 William Howard Taft Road
Cincinnati, Ohio 45219

Dr. David S. Williams*                     Vice President and Medical Director

Donald J. Zimmerman*                       Director, Senior Vice President, Insurance Operations and Secretary

*The principal business address for these individuals is One Financial Way, Cincinnati, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------
             |                                     |
             |                                     |
             |                                     |
             |                                     |
             |                                     |
             |                                     |
-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI @ $50,000

-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        D. Zimmerman

Secy. & Dir.        T. Tews           VP/COO/Dir.         D. McClure

Treas. & Dir.       P. Bergmann       VP & Dir.           T. Backus

                                      Dir.                T. Bowman

                                      Secy.               R. Benedict

                                      Treas.              K. Jaeger

                                      Comp. Officer       A. Starkey


-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
             |                              |        S E P A R A T E  A C C O U N T S              |
             |                              |        --------------------------------              |
             |                              |               A  B  C  D  E  F                       |
             |                              |        --------------------------------              |
             |                              |                              |                       |
             |                              |                              |                       |
-------------------------------    ------------------------------          |  -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY           |  OHIO NATIONAL LIFE
                                                                           |  ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                     |  AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                         |  A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000          |  CAPITALIZED BY ONLI @ $32,000,000
                                                                           |  INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------          |  ------------------------------------
                                   Chm. & Dir.         D. O'Maley          |  Chm./Pres/.CEO/Dir.    D. O'Maley
Pres. & Dir.        J. Brom                                                |  Sr. V.P./Secy/Dir.     D. Zimmerman
                                   Pres. & Dir.        D. Zimmerman        |  Sr. V.P./ & Dir.       J. Brom
V.P. & Dir.         M. Boedeker                                            |  Sr. V.P. & Dir.        S. Summers
                                                                           |  Sr. V.P. & Dir.        R. Doba
V.P. & Dir.         D. McClure                                             |  Sr. Vice Pres.         D. Cook
                                   V.P., COO & Dir.    D. McClure          |  Sr. Vice Pres.         G. Smith
V.P. & Dir.         S. Williams                                            |  Vice Pres.             P. Bergmann
                                   V.P. & Dir.         R. Benedict         |  Vice Pres.             M. Boedeker
Treas.              D. Taney                                               |  Vice Pres.             R. DiTommaso
                                   Secy. & Dir.        R. Benedict         |  Vice Pres.             J. Mettey
Secy.               R. Benedict                                            |  Vice Pres.             G. Pearson
                                   Treas.              K. Jaeger           |  Vice Pres.             D. Pennington
                                                                           |  Vice Pres.             M. Stohler
                                                                           |  2nd Vice Pres.         J. Houser
                                                                           |  Asst. Secy.            R. Benedict
                                   Comp. Dir.          A. Starkey          |  Asst. Secy.            T. Tews
                                                                           |  Asst. Actuary          K. Flischel
-------------------------------    ------------------------------          | ------------------------------------
                                                |                          |             SEPARATE ACCOUNT
                                                |                          |-------------------------------------
                                                |                          |                    R
                                                |                          |                   ---
                                  <= Advisor to | Advisor to =>            |
                 --------------------------------------------------------  |
                 |                                                      |  |
-----------------------------         --------------------------------  |  |      --------------------------------
    ONE FUND, INC.                    O.N. INVESTMENT MANAGEMENT CO.    |  |      OHIO NATIONAL FUND
                                                                        |  |
A MARYLAND CORPORATION                AN OHIO CORPORATION               |  |      A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE      |  |      AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000  |  |      MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------  |  |      --------------------------------
Pres. & Dir.        D. Zimmerman      Pres. & Dir.        J. Brom       |  |      Pres. & Dir.        D. Zimmerman
Vice Pres.          M. Boedeker                                         |  -----  Vice Pres.          M. Boedeker
Vice Pres.          J. Brom           V.P. & Dir.         M. Boedeker   |         Vice Pres.          J.Brom
Vice Pres.          D. McClure                                          |         Vice Pres.          S. Williams
Vice Pres.          S. Williams       V.P. & Dir.         D. McClure    |         Treas.              D. Taney
Treas.              D. Taney                                            --------  Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       V.P. & Dir.         S. Willams
Asst. Secy.         A. Starkey                                                    Dir.                G. Castrucci
Dir.                G. Castrucci      Treas.              D. Taney                Dir.                M. Kirby
Dir.                M. Kirby                                                      Dir.                G. Verdeveld
Dir.                G. Verdeveld      Secy.               R. Benedict
---------------------------------     --------------------------------            ---------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of February 20, 1997, the Registrant's contracts were owned by 7,846 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is presently Ohio National Equities, Inc. ("ONE, Inc."). ONE, Inc. is a wholly-owned subsidiary of the Depositor. ONE, Inc. also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONE, Inc. are:

      Name                       Position with ONE, Inc.
      ----                       -----------------------

      David B. O'Maley           Chairman and Director
      Donald J. Zimmerman        President and Director
      David G. McClure           Vice President, Chief Operating Officer
                                 and Director
      Trudy K. Backus            Vice President and Director
      Joni L. Dunn               Vice President and Compliance Officer
      Timothy S. Halevan         Vice President
      Ronald L. Benedict         Secretary
      Kenneth M. Jaeger          Treasurer

Until ________________, 1997, the principal underwriter of the Registrant's securities was The O.N. Equity Sales Company ("ONESCO"), another wholly-owned subsidiary of the Depositor. The directors and officers of ONESCO are:

      Name                        Positions with ONESCO
      ----                        ---------------------

      David B. O'Maley            Chairman and Director
      Donald J. Zimmerman         President and Director
      David G. McClure            Vice President, Chief Operating Officer
                                  and Director
      James I. Miller II          Vice President and Director
      Ronald L. Benedict          Secretary and Director
      Robert M. DiTommaso         Vice President
      Joni L. Dunn                Vice President and Compliance Officer
      Timothy S. Halevan          Vice President
      Kenneth M. Jaeger           Treasurer

The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONESCO received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting       Compensation
Discounts and          on Redemption         Brokerage
Commissions           or Annuitization      Commissions   Compensation
-----------           ----------------      -----------   ------------
$1,691,331                 None                 None          None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Cincinnati, Ohio  45242

         Star Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 3L.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by The Ohio National Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of l940, the registrant, Ohio National Variable Account B has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on this 27th day of February, 1997.



                              OHIO NATIONAL VARIABLE ACCOUNT B
                                     (Registrant)

                              By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/Donald J. Zimmerman
                                _____________________________________________
                                Donald J. Zimmerman, Senior Vice President,
                                              Insurance Operations

Attest:


/s/Ronald L. Benedict
____________________________________
Ronald L. Benedict
Second Vice President and Counsel
and Assistant Secretary



As required by the Securities Act of 1933 and the Investment Company Act of l940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on the 27th day of February, 1997.

                              THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/Donald J. Zimmerman
                                _______________________________________________
                                Donald J. Zimmerman, Senior Vice President,
                                                 Insurance Operations

Attest:


/s/Ronald L. Benedict
_________________________________
Ronald L. Benedict
Second Vice President and Counsel
and Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                  Title                             Date
---------                                  -----                             ----
 s/David B. O'Maley                        Chairman, President,              February 27, 1997
 ------------------------------
 David B. O'Maley                          Chief Executive Officer
                                           and Director


*s/Dale P. Brown                           Director                          February 27, 1997
_______________________________
 Dale P. Brown


*s/Jack E. Brown                           Director                          February 27, 1997
_______________________________
 Jack E. Brown


*s/William R. Burleigh                     Director                          February 27, 1997
_______________________________
 William R. Burleigh


*s/Victoria B. Buyniski                    Director                          February 27, 1997
_______________________________
 Victoria B. Buyniski


*s/Raymond R. Clark                        Director                          February 27, 1997
_______________________________
 Raymond R. Clark


*s/Alvin H. Crawford                       Director                          February 27, 1997
_______________________________
 Alvin H. Crawford


*s/Bannus B. Hudson                        Director                          February 27, 1997
_______________________________
 Bannus B. Hudson


*s/Daniel W. LeBlond                       Director                          February 27, 1997
_______________________________
 Daniel W. LeBlond


*s/Charles S. Mechem, Jr.                  Director                          February 27, 1997
_______________________________
 Charles S. Mechem, Jr.


*s/James W. Nethercott                     Director                          February 27, 1997
_______________________________
 James W. Nethercott

*s/Oliver W. Waddell                       Director                          February 27, 1997
_______________________________
 Oliver W. Waddell


*s/Bradley L. Warnemunde                   Chairman Emeritus and             February 27, 1997
________________________                   Director
 Bradley L. Warnemunde


 s/Donald J. Zimmerman                     Senior Vice President,            February 27, 1997
________________________                   Insurance Operations &
 Donald J. Zimmerman                       Secretary and Director



*By s/Donald J. Zimmerman
________________________

   Donald J. Zimmerman, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                               Page Number in
Exhibit                                                        Sequential
Number           Description                                   Numbering System

                 Consent of KPMG Peat Marwick LLP

(13)             Computation of Performance Data

                                    CONSENTS

                         INDEPENDENT AUDITORS' CONSENT

The Board of Directors
The Ohio National Life Insurance Company:

We consent to the inclusion of our report included herein on the financial statements of Ohio National Variable Account B as of December 31, 1996 and for the periods indicated and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information.


                                                   KPMG Peat Marwick LLP

Cincinnati, Ohio
February 27, 1997

                                    EXHIBITS